UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Annual Report
December 31, 2019
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Certificates of Deposit	30.9%
Financial Company Commercial Paper	20.8
Other Notes	13.4
Asset Backed Commercial Paper	9.6
Treasury Repurchase Agreements	9.4
Other Repurchase Agreements	9.0
Government Agency Repurchase Agreements	2.6
Other Assets in Excess of Liabilities	4.3
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	40.8%
31 to 60 Days	8.1
61 to 90 Days	14.7
Over 90 Days	32.1
Total	95.7%
Average days to maturity	29
Weighted average life	75
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—9.6%
Antalis SA(a)	1.700%	01/03/2020	01/03/2020	$ 101,000,000	$ 100,984,640
Antalis SA(a)	1.950%	03/09/2020	03/09/2020	88,500,000	88,180,596
Atlantic Asset Securitization LLC(a)	1.570%	01/02/2020	01/02/2020	125,000,000	124,988,410
Barton Capital SA(a)	1.620%	01/02/2020	01/02/2020	70,000,000	69,993,412
Bedford Row Funding Corp., 1 Month USD LIBOR + 0.13%%(b)	1.870%	01/16/2020	01/16/2020	50,000,000	50,004,563
Bedford Row Funding Corp., 3 Month USD LIBOR + 0.13%%(b)	2.030%	03/17/2020	09/17/2020	65,000,000	65,009,216
Collateralized Commercial Paper FLEX Co. LLC(a)	1.880%	03/25/2020	03/25/2020	75,000,000	74,676,823
Collateralized Commercial Paper FLEX Co. LLC(a)	1.950%	03/24/2020	03/24/2020	100,000,000	99,574,400
Collateralized Commercial Paper FLEX Co. LLC(a)	2.120%	02/10/2020	02/10/2020	130,000,000	129,733,500
Collateralized Commercial Paper V Co. LLC(a)	1.880%	03/25/2020	03/25/2020	50,000,000	49,778,646
Columbia Funding Co. LLC(a)	1.950%	01/02/2020	01/02/2020	150,000,000	149,985,575
Columbia Funding Co. LLC(a)	2.170%	01/17/2020	01/17/2020	75,000,000	74,936,639
Kells Funding LLC(a)	1.940%	01/08/2020	01/08/2020	63,525,000	63,501,228
Kells Funding LLC(a)	1.940%	01/28/2020	01/28/2020	100,000,000	99,862,256
Kells Funding LLC(a)	2.000%	02/14/2020	02/14/2020	67,000,000	66,850,925
Kells Funding LLC(a)	2.000%	02/18/2020	02/18/2020	15,000,000	14,963,597
Kells Funding LLC(a)	2.000%	02/24/2020	02/24/2020	120,000,000	119,672,383
Kells Funding LLC(a)	2.020%	02/28/2020	02/28/2020	23,260,000	23,191,802
Kells Funding LLC(a)	2.050%	03/23/2020	03/23/2020	60,000,000	59,740,763
LMA Americas LLC(a)	1.600%	01/02/2020	01/02/2020	200,000,000	199,984,400
LMA Americas LLC(a)	2.090%	03/25/2020	03/25/2020	100,000,000	99,545,486
Nieuw Amsterdam Receivables Corp.(a)	1.540%	01/02/2020	01/02/2020	116,261,000	116,250,744
Nieuw Amsterdam Receivables Corp.(a)	2.180%	01/10/2020	01/10/2020	100,000,000	99,948,667
Ridgefield Funding Co. LLC, 1 Month USD LIBOR + 0.25%%(b)	1.965%	01/10/2020	06/10/2020	35,000,000	34,997,402
TOTAL ASSET BACKED COMMERCIAL PAPER					2,076,356,073
CERTIFICATES OF DEPOSIT—30.9%
Bank of Montreal(a)	1.540%	01/07/2020	01/07/2020	115,000,000	115,000,000
Bank of Montreal(a)	1.920%	01/01/2020	09/08/2020	180,000,000	180,036,265
Bank of Montreal, 3 Month USD LIBOR + 0.05%%(b)	1.957%	03/02/2020	03/02/2020	100,000,000	100,004,370
Bank of Nova Scotia(a)	1.910%	06/17/2020	06/17/2020	125,000,000	125,014,891
Bank of Nova Scotia, 1 Month USD LIBOR + 0.30%%(b)	2.040%	01/16/2020	01/16/2020	20,000,000	20,003,334
Bank of Nova Scotia, 3 Month USD LIBOR + 0.10%%(b)	2.047%	03/30/2020	09/28/2020	150,000,000	149,999,778
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%%(b)	2.141%	01/16/2020	01/16/2020	23,000,000	23,001,424
BNP Paribas, 1 Month USD LIBOR + 0.21%%(b)	1.974%	01/21/2020	05/19/2020	100,000,000	100,007,554
Canadian Imperial Bank of Commerce(a)	1.900%	01/01/2020	09/15/2020	150,000,000	150,010,377
Canadian Imperial Bank of Commerce(a)	1.950%	09/17/2020	09/17/2020	100,000,000	100,055,672
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%%(b)	1.935%	03/09/2020	09/08/2020	145,000,000	144,970,037
Credit Industriel et Commercial(a)	1.850%	01/01/2020	05/15/2020	150,000,000	150,005,435
Credit Industriel et Commercial(a)	2.260%	03/11/2020	03/11/2020	100,000,000	100,085,893
Credit Suisse(a)	1.940%	06/26/2020	06/26/2020	150,000,000	149,999,616
Credit Suisse(a)	1.980%	04/17/2020	04/17/2020	175,000,000	175,020,951
Credit Suisse, 1 Month USD LIBOR + 0.29%%(b)	1.999%	01/02/2020	08/28/2020	150,000,000	149,993,576
Credit Suisse, Secured Overnight Financing Rate + 0.23%%(b)	1.770%	01/01/2020	02/14/2020	150,000,000	150,016,765
KBC Bank NV(a)	1.650%	01/06/2020	01/06/2020	200,000,000	200,001,056
Mitsubishi UFJ Trust & Banking Corp.(a)	1.900%	03/03/2020	03/03/2020	150,000,000	149,998,557
Mizuho Bank Ltd.(a)	1.930%	02/14/2020	02/14/2020	102,000,000	102,008,130
Mizuho Bank Ltd.(a)	1.950%	04/20/2020	04/20/2020	172,000,000	172,043,793
Mizuho Bank Ltd.(a)	2.060%	03/16/2020	03/16/2020	163,000,000	163,066,411
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.19%%(b)	1.894%	01/06/2020	02/05/2020	150,000,000	150,025,156
MUFG Bank Ltd.(a)	2.030%	05/29/2020	05/29/2020	65,000,000	65,029,060
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Nordea Bank AB, 1 Month USD LIBOR + 0.23%%(b)	1.940%	01/09/2020	07/09/2020	$ 155,000,000	$ 154,993,385
Nordea Bank AB , 1 Month USD LIBOR + 0.27%%(b)	2.062%	01/27/2020	06/26/2020	130,000,000	130,036,382
Norinchukin Bank(a)	1.880%	02/19/2020	02/19/2020	75,000,000	75,003,737
Norinchukin Bank(a)	2.010%	02/07/2020	02/07/2020	96,850,000	96,872,915
Oversea-Chinese Banking Corp. Ltd.(a)	2.070%	03/19/2020	03/19/2020	175,000,000	175,065,712
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%%(b)	2.135%	01/02/2020	04/02/2020	150,000,000	150,011,157
Royal Bank of Canada, 3 Month USD LIBOR + 0.08%%(b)	2.090%	01/10/2020	07/10/2020	135,000,000	135,020,756
Standard Chartered Bank(a)	1.930%	05/27/2020	05/27/2020	175,000,000	175,028,266
Standard Chartered Bank(a)	2.050%	03/02/2020	03/02/2020	100,000,000	100,033,285
Standard Chartered Bank, 1 Month USD LIBOR + 0.21%%(b)	1.995%	01/22/2020	01/22/2020	75,000,000	75,011,962
Sumitomo Mitsui Banking Corp.(a)	2.050%	01/06/2020	01/06/2020	79,100,000	79,100,959
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%%(b)	1.894%	01/06/2020	03/04/2020	150,000,000	150,001,868
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%%(b)	1.979%	01/02/2020	05/01/2020	160,000,000	160,003,165
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.27%%(b)	2.062%	01/27/2020	04/27/2020	150,000,000	150,004,976
Sumitomo Mitsui Trust Bank(a)	2.020%	02/14/2020	02/14/2020	82,375,000	82,394,099
Sumitomo Mitsui Trust Bank(a)	2.250%	01/07/2020	01/07/2020	100,000,000	100,011,974
Sumitomo Mitsui Trust Bank(a)	2.250%	01/08/2020	01/08/2020	125,000,000	125,016,926
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.18%%(b)	1.965%	01/22/2020	01/22/2020	77,000,000	77,010,872
Svenska Handelsbanken(a)	1.870%	07/01/2020	07/01/2020	150,000,000	150,003,735
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.20%%(b)	1.964%	01/21/2020	05/19/2020	150,000,000	150,005,524
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.04%%(b)	2.083%	01/06/2020	07/06/2020	155,000,000	154,992,118
Toronto-Dominion Bank(a)	1.920%	01/01/2020	09/14/2020	150,000,000	150,031,047
Toronto-Dominion Bank(a)	2.000%	03/25/2020	03/25/2020	100,000,000	100,026,688
Toronto-Dominion Bank(a)	2.200%	01/15/2020	01/15/2020	70,000,000	70,013,479
Toronto-Dominion Bank(a)	2.260%	01/08/2020	01/08/2020	100,000,000	100,012,943
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.03%%(b)	1.965%	03/24/2020	03/24/2020	125,000,000	125,005,311
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.18%%(b)	1.890%	01/08/2020	04/08/2020	100,000,000	100,021,126
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.34%%(b)	2.053%	01/06/2020	10/06/2020	105,000,000	105,075,598
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%%(b)	2.171%	01/14/2020	01/15/2020	75,000,000	75,004,780
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.23%%(b)	2.319%	01/06/2020	01/06/2020	50,000,000	50,001,083
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.24%%(b)	2.329%	01/03/2020	02/03/2020	75,000,000	75,016,765
TOTAL CERTIFICATES OF DEPOSIT					6,681,230,694
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Australia & New Zealand Banking Group Ltd., 3 Month USD LIBOR + 0.09%%(b)	2.009%	02/27/2020	08/27/2020	200,000,000	199,999,340
Bank of Nova Scotia, 1 Month USD LIBOR + 0.14%%(b)	1.837%	01/03/2020	02/03/2020	90,000,000	90,010,651
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19%%(b)	1.982%	01/27/2020	04/27/2020	145,000,000	145,003,393
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%%(b)	1.952%	03/05/2020	06/05/2020	100,000,000	100,008,115
BPCE(a)	1.950%	03/26/2020	03/26/2020	175,000,000	174,211,964
BPCE(a)	2.270%	02/18/2020	02/18/2020	125,000,000	124,685,242
Caisse des Depots et Consignations(a)	2.190%	01/29/2020	01/29/2020	61,000,000	60,915,678
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.26%%(b)	2.024%	01/20/2020	06/19/2020	155,000,000	155,024,532
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.04%%(b)	1.942%	02/03/2020	02/03/2020	50,000,000	50,002,316
DBS Bank Ltd.(a)	1.850%	03/25/2020	03/25/2020	60,000,000	59,738,908
DBS Bank Ltd.(a)	1.980%	02/24/2020	02/24/2020	100,000,000	99,725,000
DBS Bank Ltd.(a)	2.030%	03/27/2020	03/27/2020	100,000,000	99,553,883
Erste Abwicklungsanstalt(a)	2.000%	02/18/2020	02/18/2020	100,000,000	99,766,842
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federation des Caisses Desjardins du Quebec(a)	1.740%	01/06/2020	01/06/2020	$ 50,000,000	$ 49,986,967
HSBC Bank PLC, 1 Month USD LIBOR + 0.24%%(b)	1.976%	01/13/2020	05/12/2020	125,000,000	125,013,279
HSBC Bank PLC, 3 Month USD LIBOR + 0.23%%(b)	2.232%	01/15/2020	10/15/2020	175,000,000	175,135,376
ING US Funding LLC, 1 Month USD LIBOR + 0.20%%(b)	1.940%	01/15/2020	05/15/2020	185,000,000	185,006,120
Lloyds Bank PLC, 1 Month USD LIBOR + 0.26%%(b)	2.024%	01/20/2020	03/19/2020	50,000,000	50,021,178
Lloyds Bank PLC, 1 Month USD LIBOR + 0.33%%(b)	2.094%	01/20/2020	05/15/2020	50,000,000	50,026,098
Lloyds Bank PLC, 3 Month USD LIBOR + 0.09%%(b)	1.992%	02/04/2020	02/04/2020	115,000,000	115,008,535
National Australia Bank Ltd., 1 Month USD LIBOR + 0.18%%(b)	1.889%	01/02/2020	07/01/2020	176,000,000	175,985,246
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%%(b)	2.027%	02/24/2020	11/24/2020	100,000,000	99,999,690
National Australia Bank Ltd., 3 Month USD LIBOR + 0.11%%(b)	2.027%	02/25/2020	11/25/2020	125,000,000	125,010,684
Nederlandse Waterschapsbank NV(a)	1.970%	02/18/2020	02/18/2020	66,000,000	65,843,420
NRW.Bank(a)	2.030%	03/26/2020	03/26/2020	180,000,000	179,204,501
Oversea-Chinese Banking Corp. Ltd.(a)	1.890%	03/13/2020	03/13/2020	60,000,000	59,772,605
Oversea-Chinese Banking Corp. Ltd.(a)	1.950%	04/20/2020	04/20/2020	175,000,000	173,956,445
Skandinaviska Enskilda Banken AB(a)	1.880%	07/22/2020	07/22/2020	150,000,000	148,412,200
Skandinaviska Enskilda Banken AB(a)	1.885%	06/01/2020	06/01/2020	140,000,000	138,898,655
Toronto-Dominion Bank(a)	1.650%	01/03/2020	01/03/2020	200,000,000	199,969,366
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.20%%(b)	1.985%	01/23/2020	05/22/2020	167,000,000	167,007,159
Toyota Credit Canada, Inc., 1 Month USD LIBOR + 0.17%%(b)	1.880%	01/08/2020	03/23/2020	50,000,000	50,012,135
Toyota Finance Australia(a)	1.920%	04/09/2020	04/09/2020	100,000,000	99,477,778
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.24%%(b)	1.953%	01/06/2020	09/01/2020	141,000,000	140,968,295
UBS AG, 1 Month USD LIBOR + 0.34%%(b)	2.053%	01/06/2020	08/06/2020	160,000,000	160,010,862
UBS AG, 3 Month USD LIBOR + 0.05%%(b)	1.959%	02/03/2020	02/03/2020	50,000,000	50,001,024
Westpac Banking Corp.(a)	1.890%	01/01/2020	08/28/2020	120,000,000	120,023,627
Westpac Banking Corp., 3 Month USD LIBOR + 0.13%%(b)	2.066%	01/23/2020	10/23/2020	140,000,000	140,010,891
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,503,408,000
OTHER NOTES—13.4%
ABN Amro Bank NV(a)	1.700%	01/06/2020	01/06/2020	300,000,000	300,000,000
Australia & New Zealand Banking Group Ltd.(a)	1.560%	01/02/2020	01/02/2020	255,000,000	255,000,000
Bank of America NA(a)	1.850%	01/01/2020	03/06/2020	140,000,000	140,009,125
Bank of America NA, 1 Month USD LIBOR + 0.19%%(b)	1.884%	01/06/2020	05/04/2020	54,000,000	53,999,997
Bank of Nova Scotia(a)	1.700%	01/03/2020	01/03/2020	225,000,000	225,000,000
Citibank NA(a)	1.570%	01/02/2020	01/02/2020	200,000,000	200,000,000
Cooperatieve Rabobank UA(a)	1.530%	01/02/2020	01/02/2020	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank(a)	1.540%	01/02/2020	01/02/2020	128,323,000	128,323,000
Mizuho Bank Ltd.(a)	1.580%	01/02/2020	01/02/2020	375,000,000	375,000,000
National Australia Bank Ltd.(a)	1.530%	01/02/2020	01/02/2020	205,000,000	205,000,000
National Bank of Canada(a)	1.650%	01/02/2020	01/02/2020	300,000,000	300,000,000
Royal Bank of Canada(a)	1.550%	01/02/2020	01/02/2020	225,000,000	225,000,000
Royal Bank of Canada(a)	1.750%	01/06/2020	01/06/2020	200,000,000	200,000,000
TOTAL OTHER NOTES					2,907,332,122
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—2.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 05/01/2047, and a Federal National Mortgage Association, 3.500% due 01/01/2048, valued at $204,000,001); expected proceeds $200,248,611	1.790%	01/01/2020	01/07/2020	200,000,000	200,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 2.750% due 12/20/2047, valued at $82,080,001); expected proceeds $76,006,629	1.570%	01/02/2020	01/02/2020	$ 76,000,000	$ 76,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Farm Credit Banks, 3.350% – 3.980% due 02/23/2035 – 04/05/2038, Federal Home Loan Mortgage Corporations, 4.000% – 6.000% due 10/01/2027 – 02/01/2049, Federal National Mortgage Associations, 3.000% – 4.500% due 12/01/2032 – 12/01/2049, and Government National Mortgage Associations, 2.500% – 4.125% due 10/20/2023 – 04/15/2049, valued at $144,840,000); expected proceeds $142,012,386	1.570%	01/02/2020	01/02/2020	142,000,000	142,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.617% due 01/01/2031 – 10/01/2049, and Federal National Mortgage Associations, 3.213% – 5.000% due 03/01/2034 – 10/01/2049, valued at $141,780,000); expected proceeds $139,187,650	1.800%	01/07/2020	01/07/2020	139,000,000	139,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					557,000,000
TREASURY REPURCHASE AGREEMENTS—9.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 1.875% due 07/31/2026, valued at $232,560,002); expected proceeds $228,017,733	1.400%	01/02/2020	01/02/2020	228,000,000	228,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, valued at $76,500,063); expected proceeds $75,006,042	1.450%	01/02/2020	01/02/2020	75,000,000	75,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2020, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and a U.S. Treasury Note, 1.750% due 06/30/2022, valued at $30,600,019); expected proceeds $30,002,617	1.570%	01/02/2020	01/02/2020	30,000,000	30,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2026, and U.S. Treasury Notes, 1.375% – 2.750% due 05/31/2021 – 02/29/2024, valued at $1,020,000,001); expected proceeds $1,000,086,111	1.550%	01/02/2020	01/02/2020	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.625% due 06/30/2023, valued at $568,304,688); expected proceeds $557,463144	1.580%	01/02/2020	01/02/2020	557,414,216	557,414,216
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, valued at $102,000,041); expected proceeds $100,008,667	1.560%	01/02/2020	01/02/2020	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/11/2020 – 03/26/2020, U.S. Treasury Bonds, 2.375% – 8.000% due 11/15/2021 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2029 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 01/15/2023 – 07/15/2028, and U.S. Treasury Notes, 1.375% – 2.875% due 01/15/2020 – 02/15/2025, valued at $43,860,000); expected proceeds $43,003,774	1.570%	01/02/2020	01/02/2020	$ 43,000,000	$ 43,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					2,033,414,216
OTHER REPURCHASE AGREEMENTS—9.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by various Corporate Bonds, 2.820% – 6.500% due 01/19/2022 – 07/31/2047, valued at $91,800,509); expected proceeds $85,422,875(c)	1.990%	01/01/2020	03/26/2020	85,000,000	85,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $162,000,011); expected proceeds $150,013,833	1.990%	01/02/2020	04/03/2020	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Corporate Bonds, 2.250% – 7.000% due 12/06/2021 – 03/01/2050, valued at $108,820,695); expected proceeds $100,009,389	1.690%	01/02/2020	01/02/2020	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 11.000% due 11/04/2024 – 05/15/2060, valued at $216,000,005); expected proceeds $200,067,667	1.740%	01/07/2020	01/07/2020	200,000,000	200,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $189,475,084); expected proceeds $175,870,625(c)	1.990%	01/01/2020	03/30/2020	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $567,000,000); expected proceeds $525,049,292	1.690%	01/02/2020	01/02/2020	525,000,000	525,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by various Corporate Bonds, 0.000% – 9.500% due 01/22/2020 – 06/01/2050, valued at $115,001,390); expected proceeds $100,497,500(c)	1.990%	01/01/2020	03/05/2020	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Corporate Bonds, 0.000% – 6.200% due 07/22/2022 – 06/25/2059, valued at $221,989,086); expected proceeds $200,970,000(c)	1.940%	01/01/2020	03/19/2020	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2019 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 4.000% due 08/01/2023 – 01/01/2049, valued at $81,199,630); expected proceeds $75,130,521(c)	1.790%	01/01/2020	04/17/2020	75,000,000	75,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Common Stocks, valued at $91,800,008); expected proceeds $85,007,886	1.670%	01/02/2020	01/02/2020	$ 85,000,000	$ 85,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by various Corporate Bonds, 3.500% – 7.950% due 04/01/2021 – 02/15/2045, valued at $57,500,000); expected proceeds $50,036,328(c)	1.868%	01/14/2020	01/14/2020	50,000,000	50,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by various Common Stocks, valued at $162,223,605); expected proceeds $150,690,000(c)	1.840%	01/01/2020	03/05/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2019 (collateralized by various Common Stocks, valued at $54,007,913); expected proceeds $50,016,917	1.740%	01/06/2020	01/06/2020	50,000,000	50,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,945,000,000
TOTAL INVESTMENTS –95.7% (Cost $20,702,308,756)(d)					20,703,741,105
Other Assets in Excess of Liabilities —4.3%					922,417,645
NET ASSETS –100.0%					$ 21,626,158,750
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $835,000,000 or 3.9% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 2,076,356,073	$—	$ 2,076,356,073
Certificates of Deposit	—	6,681,230,694	—	6,681,230,694
Financial Company Commercial Paper	—	4,503,408,000	—	4,503,408,000
Other Notes	—	2,907,332,122	—	2,907,332,122
Government Agency Repurchase Agreements	—	557,000,000	—	557,000,000
Treasury Repurchase Agreements	—	2,033,414,216	—	2,033,414,216
Other Repurchase Agreements	—	1,945,000,000	—	1,945,000,000
Total Investments	$—	$20,703,741,105	$—	$20,703,741,105
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$16,168,326,889
Repurchase agreements, at value	4,535,414,216
Total Investments	20,703,741,105
Cash	896,096,435
Interest receivable — unaffiliated issuers	27,475,953
Other Receivable	37,414
Prepaid expenses and other assets	3,427
TOTAL ASSETS	21,627,354,334
LIABILITIES
Advisory and administrator fee payable	907,346
Custody, sub-administration and transfer agent fees payable	241,776
Trustees’ fees and expenses payable	3,369
Professional fees payable	33,202
Printing fees payable	8,218
Accrued expenses and other liabilities	1,673
TOTAL LIABILITIES	1,195,584
NET ASSETS	$21,626,158,750
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,166,894,540
Repurchase agreements	4,535,414,216
Total cost of investments	$20,702,308,756
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$406,519,300
EXPENSES
Advisory and administrator fee	8,651,875
Custodian, sub-administrator and transfer agent fees	2,242,265
Trustees’ fees and expenses	261,888
Professional fees and expenses	194,274
Printing and postage fees	9,690
Insurance expense	6,442
Miscellaneous expenses	25,045
TOTAL EXPENSES	11,391,479
NET INVESTMENT INCOME (LOSS)	$395,127,821
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	206,342
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,566,595
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,772,937
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$396,900,758
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 395,127,821	$ 247,714,372
Net realized gain (loss)	206,342	99,189
Net change in unrealized appreciation/depreciation	1,566,595	11,343
Net increase (decrease) in net assets resulting from operations	396,900,758	247,824,904
CAPITAL TRANSACTIONS
Contributions	32,519,193,299	38,864,723,746
Withdrawals	(22,486,319,974)	(37,857,969,929)
Net increase (decrease) in net assets from capital transactions	10,032,873,325	1,006,753,817
Net increase (decrease) in net assets during the period	10,429,774,083	1,254,578,721
Net assets at beginning of period	11,196,384,667	9,941,805,946
NET ASSETS AT END OF PERIOD	$ 21,626,158,750	$ 11,196,384,667
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.38%	2.06%	0.96%	0.51%	0.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,626,159	$11,196,385	$9,941,806	$8,272,653	$47,683,856
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	2.29%	2.05%	1.11%	0.49%	0.17%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $4,535,414,216 and associated collateral equal to $4,765,342,752.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$20,702,308,756	$1,664,664	$232,315	$1,432,349
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,010.60	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2019
State Street Master Funds
State Street ESG Liquid Reserves Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street ESG Liquid Reserves Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Certificates of Deposit	30.7%
Financial Company Commercial Paper	20.8
Government Agency Repurchase Agreements	18.7
Other Notes	9.7
Treasury Repurchase Agreements	8.0
Other Repurchase Agreements	7.9
Asset Backed Commercial Paper	4.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	45.9%
31 to 60 Days	1.4
61 to 90 Days	14.7
Over 90 Days	37.9
Total	99.9%
Average days to maturity	30
Weighted average life	89
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—4.1%
Antalis SA(a)	1.700%	01/03/2020	01/03/2020	$ 4,000,000	$ 3,999,392
Antalis SA(a)	1.950%	03/03/2020	03/03/2020	10,000,000	9,967,135
Antalis SA(a)	1.950%	03/09/2020	03/09/2020	3,500,000	3,487,368
Barton Capital SA(a)	1.870%	01/14/2020	01/14/2020	10,721,000	10,713,107
Barton Capital SA(a)	2.000%	01/28/2020	01/28/2020	7,500,000	7,489,057
TOTAL ASSET BACKED COMMERCIAL PAPER					35,656,059
CERTIFICATES OF DEPOSIT—30.7%
Bank of Montreal(a)	1.840%	01/10/2020	01/10/2020	10,000,000	10,000,475
Bank of Montreal(a)	1.880%	04/02/2020	04/02/2020	10,000,000	9,999,981
Bank of Montreal(a)	2.000%	03/18/2020	03/18/2020	7,000,000	7,001,671
Bank of Nova Scotia(a)	1.900%	04/13/2020	04/13/2020	9,000,000	9,001,403
Bank of Nova Scotia, 1 Month USD LIBOR + 0.22%%(b)	1.914%	01/06/2020	07/06/2020	12,000,000	11,998,503
Canadian Imperial Bank of Commerce(a)	2.000%	01/13/2020	01/13/2020	11,000,000	11,001,164
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.12%%(b)	2.020%	03/04/2020	12/04/2020	12,000,000	11,999,964
Credit Suisse, 1 Month USD LIBOR + 0.29%%(b)	1.987%	01/03/2020	09/03/2020	10,000,000	9,999,092
Credit Suisse, Secured Overnight Financing Rate + 0.34%%(b)	1.880%	01/01/2020	07/06/2020	12,000,000	11,998,747
Mizuho Bank Ltd.(a)	1.920%	01/24/2020	01/24/2020	6,500,000	6,501,568
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21%%(b)	1.907%	01/03/2020	04/03/2020	10,000,000	9,999,618
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.22%%(b)	1.914%	01/06/2020	05/06/2020	10,000,000	10,000,000
Natixis(a)	1.870%	03/03/2020	03/03/2020	13,000,000	13,000,007
Natixis, 3 Month USD LIBOR + 0.11%%(b)	2.010%	03/04/2020	09/04/2020	12,000,000	11,999,965
Natixis, 3 Month USD LIBOR + 0.20%%(b)	2.147%	03/30/2020	12/29/2020	7,000,000	7,000,000
Nordea Bank AB, 1 Month USD LIBOR + 0.20%%(b)	1.894%	01/06/2020	06/04/2020	10,000,000	9,999,166
Nordea Bank AB, 1 Month USD LIBOR + 0.23%%(b)	1.940%	01/09/2020	07/09/2020	10,000,000	9,999,573
Nordea Bank AB, 3 Month USD LIBOR + 0.13%%(b)	2.018%	03/11/2020	12/11/2020	5,000,000	4,999,987
Royal Bank of Canada, 3 Month USD LIBOR + 0.11%%(b)	2.016%	03/03/2020	12/03/2020	10,000,000	9,999,970
Skandinaviska Enskilda Banken AB(a)	1.870%	04/14/2020	04/14/2020	1,600,000	1,601,312
Skandinaviska Enskilda Banken AB, 1 Month USD LIBOR + 0.20%%(b)	1.965%	01/21/2020	07/20/2020	9,500,000	9,495,954
Sumitomo Mitsui Trust Bank(a)	1.890%	04/07/2020	04/07/2020	10,000,000	9,997,809
Sumitomo Mitsui Trust Bank(a)	1.950%	03/13/2020	03/13/2020	10,000,000	10,000,710
Swedbank AB(a)	2.030%	03/02/2020	03/02/2020	6,000,000	6,000,854
Swedbank AB, 3 Month USD LIBOR + 0.11%%(b)	1.995%	03/09/2020	06/09/2020	7,000,000	7,001,488
Toronto Dominion Bank(a)	1.850%	02/06/2020	02/06/2020	12,000,000	11,999,848
Toronto Dominion Bank(a)	1.880%	03/23/2020	03/23/2020	15,000,000	14,999,802
Toronto Dominion Bank(a)	1.900%	03/27/2020	03/27/2020	5,000,000	5,000,132
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%%(b)	2.035%	03/09/2020	12/09/2020	8,000,000	8,000,715
TOTAL CERTIFICATES OF DEPOSIT					270,599,478
FINANCIAL COMPANY COMMERCIAL PAPER—20.8%
Australia & New Zealand Banking Group Ltd.(a)	1.840%	03/10/2020	03/10/2020	12,000,000	11,957,230
Australia & New Zealand Banking Group Ltd.(a)	1.840%	04/14/2020	04/14/2020	12,000,000	11,934,550
Australia & New Zealand Banking Group Ltd.(a)	1.860%	03/12/2020	03/12/2020	5,000,000	4,981,640
Banco Santander(a)	1.920%	03/05/2020	03/05/2020	20,000,000	19,930,017
Banco Santander(a)	1.930%	03/13/2020	03/13/2020	7,000,000	6,972,520
Bank of Nova Scotia(a)	1.860%	04/03/2020	04/03/2020	8,000,000	7,961,690
Canadian Imperial Bank of Commerce(a)	1.760%	01/08/2020	01/08/2020	8,000,000	7,996,953
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.05%%(b)	1.941%	03/10/2020	06/10/2020	12,000,000	11,999,970
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.11%%(b)	1.997%	02/28/2020	11/30/2020	12,000,000	11,999,980
Credit Suisse(a)	1.910%	04/01/2020	04/01/2020	5,000,000	4,975,582
HSBC Bank PLC, 3 Month USD LIBOR + 0.19%%(b)	2.090%	03/02/2020	12/02/2020	9,000,000	9,003,225
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
HSBC Bank PLC, 3 Month USD LIBOR + 0.20%%(b)	2.091%	03/09/2020	12/08/2020	$ 7,000,000	$ 7,003,209
National Australia Bank Ltd., 3 Month USD LIBOR + 0.12%%(b)	2.012%	03/03/2020	12/03/2020	10,000,000	9,999,973
Nestle Finance International Ltd.(a)	1.750%	03/19/2020	03/19/2020	10,000,000	9,962,738
Royal Bank of Canada(a)	2.000%	03/19/2020	03/19/2020	6,000,000	5,975,681
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.19%%(b)	1.903%	01/06/2020	06/05/2020	10,000,000	9,999,376
Toronto Dominion Bank(a)	2.000%	01/15/2020	01/15/2020	5,000,000	4,996,160
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.10%%(b)	2.006%	03/03/2020	08/28/2020	10,000,000	9,999,976
UBS AG, 3 Month USD LIBOR + 0.07%%(b)	1.998%	01/29/2020	04/29/2020	8,000,000	7,999,979
Westpac Banking Corp., 3 Month USD LIBOR + 0.15%%(b)	2.042%	02/25/2020	11/25/2020	8,000,000	8,002,824
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					183,653,273
OTHER NOTES—9.7%
Bank of America NA, 1 Month USD LIBOR + 0.19%%(b)	1.884%	01/02/2020	07/01/2020	10,000,000	10,000,000
Credit Agricole Corporate and Investment Bank(a)	1.540%	01/02/2020	01/02/2020	5,758,000	5,758,000
Mizuho Bank Ltd.(a)	1.580%	01/02/2020	01/02/2020	10,000,000	10,000,000
National Australia Bank Ltd.(a)	1.530%	01/02/2020	01/02/2020	20,000,000	20,000,000
National Bank of Canada(a)	1.650%	01/02/2020	01/02/2020	20,000,000	20,000,000
Royal Bank of Canada(a)	1.550%	01/02/2020	01/02/2020	20,000,000	20,000,000
TOTAL OTHER NOTES					85,758,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 3.588% due 11/20/2069, valued at $5,100,001); expected proceeds $5,000,436	1.570%	01/02/2020	01/02/2020	5,000,000	5,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 02/01/2047, Federal National Mortgage Associations, 3.000% – 4.000% due 06/01/2039 – 09/01/2049, and a Government National Mortgage Association, 2.500% due 12/20/2049, valued at $25,500,460); expected proceeds $25,002,181	1.570%	01/02/2020	01/02/2020	25,000,000	25,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% due 09/01/2047 – 08/01/2048, valued at $71,400,000); expected proceeds $70,006,106	1.570%	01/02/2020	01/02/2020	70,000,000	70,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $66,300,001); expected proceeds $65,005,669	1.570%	01/02/2020	01/02/2020	65,000,000	65,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					165,000,000
TREASURY REPURCHASE AGREEMENTS—8.0%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Farm Credit Bank, 3.540% due 01/25/2038, a Federal Home Loan Mortgage Corporation, 2.500% due 12/01/2049, a U.S. Treasury Bill, 0.000% due 01/02/2020, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, and a U.S. Treasury Note, 1.750% due 12/31/2024, valued at $71,399,811); expected proceeds $70,006,106	1.570%	01/02/2020	01/02/2020	70,000,000	70,000,000
OTHER REPURCHASE AGREEMENTS—7.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/06/2019 (collateralized by a Common Stock, valued at $10,800,613); expected proceeds $10,065,781(c)	1.990%	01/01/2020	04/03/2020	10,000,000	10,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by various Common Stocks, valued at $32,386,273); expected proceeds $30,018,308	1.690%	01/02/2020	01/02/2020	$ 30,000,000	$ 30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2019 (collateralized by various Common Stocks, valued at $32,400,015); expected proceeds $30,214,600(c)	1.790%	01/01/2020	04/17/2020	30,000,000	30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					70,000,000
TOTAL INVESTMENTS –99.9% (Cost $880,666,059)(d)					880,666,810
Other Assets in Excess of Liabilities —0.1%					629,793
NET ASSETS –100.0%					$ 881,296,603
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $40,000,000 or 4.5% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 35,656,059	$—	$ 35,656,059
Certificates of Deposit	—	270,599,478	—	270,599,478
Financial Company Commercial Paper	—	183,653,273	—	183,653,273
Other Notes	—	85,758,000	—	85,758,000
Government Agency Repurchase Agreements	—	165,000,000	—	165,000,000
Treasury Repurchase Agreements	—	70,000,000	—	70,000,000
Other Repurchase Agreements	—	70,000,000	—	70,000,000
Total Investments	$—	$880,666,810	$—	$880,666,810
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value	$575,666,810
Repurchase agreements, at value and amortized cost	305,000,000
Total Investments	880,666,810
Cash	678
Receivable for Contributions	1,000
Interest receivable — unaffiliated issuers	680,500
TOTAL ASSETS	881,348,988
LIABILITIES
Advisory fee payable	35,403
Custodian, sub-administrator and transfer agent fees payable	8,538
Trustees’ fees and expenses payable	1,470
Professional fees payable	6,106
Printing and postage fees payable	28
Accrued expenses and other liabilities	840
TOTAL LIABILITIES	52,385
NET ASSETS	$881,296,603
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$575,666,059
Repurchase agreements	305,000,000
Total cost of investments	$880,666,059
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2019 (a)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,253,210
EXPENSES
Advisory fee	35,403
Custodian, sub-administrator and transfer agent fees	8,824
Trustees’ fees and expenses	1,470
Professional fees and expenses	24,000
Printing and postage fees	4,876
Miscellaneous expenses	840
TOTAL EXPENSES	75,413
NET INVESTMENT INCOME (LOSS)	$1,177,797
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	751
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,178,548
(a) For the period December 3, 2019 (inception date) through December 31, 2019.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 12/03/19*- 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,177,797
Net change in unrealized appreciation/depreciation	751
Net increase (decrease) in net assets resulting from operations	1,178,548
CAPITAL TRANSACTIONS
Contributions	884,807,715
Withdrawals	(4,689,660)
Net increase (decrease) in net assets from capital transactions	880,118,055
Net increase (decrease) in net assets during the period	881,296,603
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$881,296,603
*	Inception date.
See accompanying notes to financial statements.
7

STATE STREET ESG LIQUID RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

For the Period 12/04/19*- 12/31/19
Total return (a)	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$881,297
Ratios to average net assets:
Total expenses	0.11%(b)
Net investment income (loss)	1.72%(b)
*	Commencement of operations.
(a)	Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. The State Street ESG Liquid Reserves Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
The Portfolio was formed on December 3, 2019 and commenced operations on December 4, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
9

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $305,000,000 and associated collateral equal to $315,287,173.
10

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
11

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street ESG Liquid Reserves Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street ESG Liquid Reserves Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations and statement of changes in net assets for the period from December 3, 2019 (inception date) through December 31, 2019, and the financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, and the results of its operations and changes in its net assets for the period from December 3, 2019 (inception date) through December 31, 2019 and its financial highlights for the period from December 4, 2019 (commencement of operations) through December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
13

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
State Street ESG Liquid Reserves Portfolio(a)	0.11%	$1,001.30	$0.55	$1,003.90	$0.09
(a)	Expenses are equal to the Portfolio's annualized net expense ratio, multiplied by the average account value of the period, multiplied by 29, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each, a “Trust” and together, the “Trusts”), including a majority of the Independent Trustees, met in-person on May 15, 2019, to consider a proposal to approve the investment advisory agreements (the “Advisory Agreements”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street ESG Liquid Reserves Fund and State Street ESG Liquid Reserves Portfolio, each a new series of the applicable Trust (each, a “New Fund,” and together, the “New Funds”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreements. The Independent Trustees reviewed the proposed Advisory Agreements with respect to the New Funds in private sessions with Independent Counsel at which no representatives of management were present. The Independent Trustees considered the information provided with respect to the Adviser and other service providers of the New Funds at the in-person meeting of the Board held on May 15, 2019, as well as at other meetings of the Board and its committees held throughout the year. The Independent Trustees also received a presentation from the Adviser regarding the New Funds at an in-person meeting held on April 10, 2019. At the May 15, 2019 in-person Board meeting, the Independent Trustees also considered the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). This information included, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
The Independent Trustees considered performance information about other money market funds managed by the Adviser, including the performance of the State Street Institutional Liquid Reserves Fund, on which the investment strategy of the New Funds will be closely based.
A report prepared by an independent third-party provider of investment company data, which included:
•	A comparison of the New Funds’ estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A comparison of the New Funds’ contractual and estimated actual management fees and estimated total expense ratio to the contractual and actual management fees and total expense ratios of the Expense Group and Expense Universe;
•	Comparative information concerning the fees charged by the Adviser for managing other money market funds; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds as well as services provided to the Other Funds, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Funds.
15

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreements and agreements with other service providers of the New Funds;
•	Draft responses to a letter from Independent Counsel reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
16

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreements with respect to the New Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Independent Trustees took into account a detailed presentation provided by the Adviser at the April 10, 2019 in-person meeting on the R-Factor score, which will be incorporated into the New Funds’ investment process. The Board also considered the Adviser’s success in maintaining the constant dollar value, even through extraordinary market conditions, of the Other Funds that operate as money market funds with stable net asset values. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. However, the Board took into account management’s discussion of the favorable performance track record of the State Street Institutional Liquid Reserves Fund, which utilizes a similar investment strategy as the investment strategy to be utilized by the New Funds. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Funds. As part of its review, the Board considered the New Funds’ management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. Among other information, the Board considered the following expense information in its evaluation of the New Funds:
The Board considered that the proposed contractual management fee for the New Funds was below the median of the New Funds’ Expense Group. The Board also considered that the New Funds’ total expenses were below the medians of its Expense Group and Expense Universe. The Board also took into account that the Adviser had agreed to waive a portion of its advisory fee and/or reimburse expenses of the New Funds under certain circumstances. The Board also considered that the State Street ESG Liquid Reserves Portfolio serves as a master fund in a master-feeder structure, and considered the New Funds’ investment advisory fees in the context of the overall master-feeder arrangement.
17

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
The Board concluded that the expected profitability of the Adviser with respect to the New Funds, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Funds, were expected to be reasonable in relation to the services provided.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds, on the other hand, can expect to realize benefits from economies of scale as the New Funds’ assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreements.
Further, based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreements are reasonable, fair, and in the best interests of the New Funds and their shareholders, and (2) the rates to be payable under the Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
19

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

20

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
21

STATE STREET MASTER FUNDS
STATE STREET ESG LIQUID RESERVES PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

22

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITESGAR

Annual Report
December 31, 2019
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2019

% of Net Assets
Government Agency Debt	39.5%
Treasury Debt	23.1
Treasury Repurchase Agreements	15.6
Government Agency Repurchase Agreements	11.8
Treasury Debt	3.2
Other Assets in Excess of Liabilities	6.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	34.0%
31 to 60 Days	13.5
61 to 90 Days	13.6
Over 90 Days	32.1
Total	93.2%
Average days to maturity	35
Weighted average life	100
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—39.5%
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	02/06/2020	$ 115,000,000	$ 115,000,000
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.04%(a)	1.575%	01/01/2020	09/11/2020	149,000,000	149,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.11%(a)	1.636%	01/01/2020	12/28/2020	16,000,000	15,988,869
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	1.675%	01/10/2020	02/10/2020	200,000,000	199,997,690
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.695%	01/16/2020	09/16/2020	146,000,000	145,995,411
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	1.700%	01/10/2020	06/10/2020	290,800,000	290,793,642
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.736%	01/13/2020	11/12/2020	358,400,000	358,369,043
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.742%	01/27/2020	02/25/2020	150,000,000	149,998,060
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	1.747%	01/27/2020	02/25/2020	240,000,000	239,993,631
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.764%	01/19/2020	03/17/2021	165,000,000	164,978,700
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	1.765%	01/22/2020	05/22/2020	179,600,000	179,597,477
Federal Farm Credit Bank, 1 Month USD LIBOR(a)	1.785%	01/23/2020	04/23/2020	272,600,000	272,598,324
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	1.816%	01/27/2020	01/27/2020	25,000,000	25,000,474
Federal Home Loan Bank (b)	1.547%	02/05/2020	02/05/2020	200,000,000	199,707,789
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	01/24/2020	450,000,000	450,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	02/21/2020	301,000,000	301,000,000
Federal Home Loan Bank (b)	1.560%	03/11/2020	03/11/2020	200,000,000	199,402,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	02/21/2020	300,000,000	300,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	05/14/2020	147,000,000	147,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	05/22/2020	213,200,000	213,200,000
Federal Home Loan Bank (b)	1.569%	02/19/2020	02/19/2020	199,000,000	198,583,692
Federal Home Loan Bank (b)	1.569%	05/20/2020	05/20/2020	177,840,000	176,762,630
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	08/21/2020	143,700,000	143,700,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	11/06/2020	109,000,000	109,000,000
Federal Home Loan Bank (b)	1.571%	02/21/2020	02/21/2020	400,000,000	399,127,222
Federal Home Loan Bank (b)	1.572%	02/12/2020	02/12/2020	200,000,000	199,641,933
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	1.575%	01/01/2020	02/21/2020	267,500,000	267,500,000
Federal Home Loan Bank (b)	1.578%	06/17/2020	06/17/2020	250,000,000	248,169,958
Federal Home Loan Bank (b)	1.580%	02/11/2020	02/11/2020	300,000,000	299,473,333
Federal Home Loan Bank (b)	1.580%	03/18/2020	03/18/2020	954,000,000	950,817,880
Federal Home Loan Bank (b)	1.585%	06/19/2020	06/19/2020	300,000,000	297,767,792
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	1.585%	01/01/2020	01/17/2020	270,000,000	270,000,000
Federal Home Loan Bank (b)	1.586%	03/04/2020	03/04/2020	400,500,000	399,406,057
Federal Home Loan Bank (b)	1.590%	02/14/2020	02/14/2020	250,000,000	249,525,208
Federal Home Loan Bank (b)	1.590%	03/23/2020	03/23/2020	400,000,000	398,569,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	1.590%	01/01/2020	01/17/2020	54,700,000	54,700,000
Federal Home Loan Bank (b)	1.596%	02/26/2020	02/26/2020	300,000,000	299,268,500
Federal Home Loan Bank (b)	1.600%	01/02/2020	01/02/2020	100,000,000	100,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.06%(a)	1.600%	01/01/2020	05/06/2020	170,800,000	170,800,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.08%(a)	1.615%	01/01/2020	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	1.620%	04/08/2020	04/08/2020	228,000,000	227,004,780
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank (b)	1.620%	05/28/2020	05/28/2020	$ 250,000,000	$ 251,003,663
Federal Home Loan Bank (b)	1.630%	01/29/2020	01/29/2020	250,000,000	249,694,375
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.10%(a)	1.640%	01/01/2020	12/23/2020	311,000,000	311,000,000
Federal Home Loan Bank (b)	1.645%	04/13/2020	04/13/2020	200,000,000	199,067,833
Federal Home Loan Bank (b)	1.647%	03/02/2020	03/02/2020	350,000,000	349,989,395
Federal Home Loan Bank (b)	1.647%	03/03/2020	03/03/2020	200,000,000	199,993,876
Federal Home Loan Bank (b)	1.650%	01/22/2020	01/22/2020	116,000,000	115,893,667
Federal Home Loan Bank (b)	1.650%	06/26/2020	06/26/2020	430,000,000	429,965,475
Federal Home Loan Bank (b)	1.680%	01/10/2020	01/10/2020	300,000,000	299,888,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.680%	01/07/2020	08/07/2020	555,500,000	555,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	1.686%	01/13/2020	08/13/2020	312,000,000	312,000,000
Federal Home Loan Bank (b)	1.692%	07/14/2020	07/14/2020	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.02%(a)	1.693%	01/06/2020	01/06/2020	324,400,000	324,400,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.693%	01/11/2020	01/11/2021	249,500,000	249,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	1.697%	01/17/2020	12/17/2020	300,000,000	300,000,000
Federal Home Loan Bank (b)	1.700%	02/10/2020	02/10/2020	250,000,000	249,991,730
Federal Home Loan Bank (b)	1.702%	02/19/2020	02/19/2020	250,000,000	249,989,323
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	1.740%	01/21/2020	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank (b)	1.741%	07/09/2020	07/09/2020	300,000,000	300,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.05%(a)	1.749%	01/31/2020	05/28/2020	400,000,000	400,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.01%(a)	1.782%	01/27/2020	03/27/2020	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.810%	03/27/2020	03/27/2020	120,000,000	119,487,167
Federal Home Loan Bank (b)	1.860%	02/12/2020	02/12/2020	15,000,000	14,968,225
Federal Home Loan Bank (b)	1.870%	03/06/2020	03/06/2020	250,000,000	249,168,889
Federal Home Loan Bank (b)	1.878%	03/25/2020	03/25/2020	150,000,000	149,350,525
Federal Home Loan Bank (b)	1.890%	03/20/2020	03/20/2020	491,500,000	489,613,857
Federal Home Loan Bank (b)	1.932%	06/12/2020	06/12/2020	380,000,000	380,000,000
Federal Home Loan Bank (b)	1.940%	09/04/2020	09/04/2020	300,000,000	300,000,000
Federal Home Loan Bank (b)	2.096%	01/17/2020	01/17/2020	400,900,000	400,895,785
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate(a)	1.540%	01/01/2020	02/12/2020	215,000,000	215,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.01%(a)	1.545%	01/01/2020	05/13/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	07/08/2020	400,000,000	400,000,000
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	07/10/2020	300,000,000	299,897,470
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.02%(a)	1.560%	01/01/2020	11/20/2020	249,000,000	249,000,000
Federal Home Loan Mortgage Corp. (b)	1.570%	02/27/2020	02/27/2020	556,900,000	555,534,375
Federal Home Loan Mortgage Corp. (b)	1.570%	05/19/2020	05/19/2020	205,000,000	203,766,242
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03%(a)	1.570%	01/01/2020	06/02/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp. (b)	1.579%	03/06/2020	03/06/2020	328,828,000	327,904,943
Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.04%(a)	1.580%	01/01/2020	09/10/2020	200,000,000	200,000,000
Federal Home Loan Mortgage Corp. (b)	1.589%	06/01/2020	06/01/2020	106,341,000	105,632,240
Federal Home Loan Mortgage Corp. (b)	1.650%	03/18/2020	03/18/2020	600,000,000	597,910,000
Federal Home Loan Mortgage Corp. (b)	1.874%	01/21/2020	01/21/2020	75,000,000	74,925,821
Federal Home Loan Mortgage Corp. (b)	1.874%	04/23/2020	04/23/2020	360,000,000	360,679,805
Federal Home Loan Mortgage Corp. (b)	1.880%	01/03/2020	01/03/2020	381,000,000	380,980,103
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01%(a)	1.545%	01/01/2020	02/24/2020	350,000,000	350,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.01%(a)	1.550%	01/01/2020	05/22/2020	466,600,000	466,586,598
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Assoc. (b)	1.553%	03/04/2020	03/04/2020	$ 300,000,000	$ 299,197,617
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.04%(a)	1.580%	01/01/2020	01/29/2021	134,000,000	134,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08%(a)	1.615%	01/01/2020	10/30/2020	181,100,000	181,100,000
Federal National Mortgage Assoc. (b)	1.630%	01/06/2020	01/06/2020	300,000,000	299,945,667
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	1.640%	01/01/2020	04/30/2020	50,000,000	50,000,000
TOTAL GOVERNMENT AGENCY DEBT					24,025,861,761
TREASURY DEBT—23.1%
U.S. Treasury Bill (b)	1.498%	01/28/2020	01/28/2020	544,300,000	543,671,031
U.S. Treasury Bill (b)	1.500%	01/07/2020	01/07/2020	75,000,000	74,984,115
U.S. Treasury Bill (b)	1.515%	06/04/2020	06/04/2020	400,000,000	397,320,400
U.S. Treasury Bill (b)	1.521%	02/06/2020	02/06/2020	475,350,000	474,578,085
U.S. Treasury Bill (b)	1.532%	01/14/2020	01/14/2020	150,000,000	149,924,250
U.S. Treasury Bill (b)	1.540%	05/21/2020	05/21/2020	300,000,000	298,198,057
U.S. Treasury Bill (b)	1.550%	05/14/2020	05/14/2020	448,850,000	446,283,856
U.S. Treasury Bill (b)	1.580%	05/28/2020	05/28/2020	150,000,000	149,032,250
U.S. Treasury Bill (b)	1.610%	04/30/2020	04/30/2020	500,225,000	497,546,303
U.S. Treasury Bill (b)	1.620%	04/16/2020	04/16/2020	500,800,000	498,432,144
U.S. Treasury Bill (b)	1.680%	04/09/2020	04/09/2020	140,000,000	139,358,644
U.S. Treasury Bill (b)	1.795%	04/02/2020	04/02/2020	600,000,000	597,267,472
U.S. Treasury Bill (b)	1.825%	03/05/2020	03/05/2020	1,100,000,000	1,096,598,000
U.S. Treasury Bill (b)	1.825%	03/12/2020	03/12/2020	750,000,000	747,336,719
U.S. Treasury Bill (b)	1.840%	02/20/2020	02/20/2020	335,000,000	334,161,011
U.S. Treasury Bill (b)	1.860%	03/26/2020	03/26/2020	600,000,000	597,396,000
U.S. Treasury Bill (b)	1.870%	03/19/2020	03/19/2020	600,000,000	597,600,167
U.S. Treasury Bill (b)	2.010%	01/16/2020	01/16/2020	200,000,000	199,843,667
U.S. Treasury Bill (b)	2.010%	01/23/2020	01/23/2020	200,000,000	199,764,800
U.S. Treasury Bill (b)	2.035%	01/30/2020	01/30/2020	200,000,000	199,683,444
U.S. Treasury Note, 3 Month USD MMY(a)	1.526%	01/01/2020	01/31/2020	541,400,000	541,393,923
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	1.559%	01/01/2020	04/30/2020	1,338,922,000	1,338,904,956
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	1.569%	01/01/2020	07/31/2020	89,400,000	89,370,773
U.S. Treasury Note (b)	1.616%	08/31/2020	08/31/2020	178,497,000	178,214,705
U.S. Treasury Note, 3 Month USD MMY + 0.12%(a)	1.641%	01/01/2020	01/31/2021	280,800,000	280,505,351
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	1.665%	01/01/2020	04/30/2021	840,000,000	839,135,797
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	1.672%	01/31/2020	10/31/2020	124,100,000	124,041,416
U.S. Treasury Note, 3 Month USD MMY + 0.22%(a)	1.746%	01/01/2020	07/31/2021	1,577,300,000	1,576,594,409
U.S. Treasury Note, 3 Month USD MMY + 0.30%(a)	1.826%	01/01/2020	10/31/2021	835,509,200	836,111,210
TOTAL TREASURY DEBT					14,043,252,955
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—11.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/13/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.000% due 11/01/2029 – 01/01/2050, and Federal National Mortgage Associations, 2.540% – 5.000% due 04/01/2024 – 09/01/2051, valued at $918,000,001); expected proceeds $901,155,000	1.650%	01/07/2020	01/07/2020	900,000,000	900,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.218% due 09/01/2039 – 12/01/2049, Federal National Mortgage Associations, 2.500% – 5.500% due 06/01/2049 – 12/01/2049, and Government National Mortgage Associations, 2.000% – 5.500% due 08/15/2043 – 12/20/2049, valued at $102,000,001); expected proceeds $100,008,722	1.570%	01/02/2020	01/02/2020	$ 100,000,000	$ 100,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.000% due 12/01/2034 – 11/01/2049, and Federal National Mortgage Associations, 2.500% – 4.500% due 06/01/2029 – 01/01/2050, valued at $502,860,000); expected proceeds $493,043,001	1.570%	01/02/2020	01/02/2020	493,000,000	493,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.208% due 06/25/2038, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, valued at $10,200,009); expected proceeds $10,000,872	1.570%	01/02/2020	01/02/2020	10,000,000	10,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by Federal Farm Credit Banks, 1.600% – 3.220% due 04/06/2020 – 04/01/2027, Federal Home Loan Mortgage Corporations, 0.000% – 16.485% due 04/20/2020 – 07/25/2056, Federal Home Loan Mortgage Corporation Strips, 3.500% - 4.240% due 09/15/2027 - 03/15/2044, Federal National Mortgage Associations, 0.000% – 9.000% due 01/30/2020 – 12/25/2059, Federal National Mortgage Associations Strips, 0.000% – 10.000% due 01/25/2020 – 07/01/2042, Government National Mortgage Associations, 0.000% – 64.160% due 03/15/2025 – 10/20/2069, Resolution Funding Strips, 0.000% due 01/15/2021 – 10/15/2029, U.S. Treasury Bills, 0.000% due 01/30/2020 – 07/16/2020, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2042, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2024, and U.S. Treasury Strips, 0.000% due 02/15/2020 – 11/15/2049, valued at $1,026,980,116); expected proceeds $1,000,334,444
	1.720%	01/03/2020	01/03/2020	1,000,000,000	1,000,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by Federal Farm Credit Banks, 1.840% – 5.750% due 01/06/2020 – 08/01/2036, Federal Home Loan Banks, 2.125% – 5.625% due 01/24/2028 – 06/22/2043, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 09/15/2029 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 7.250% due 05/15/2029 – 08/06/2038, Tennessee Valley Authorities, 2.250% – 7.125% due 03/15/2020 – 09/15/2065, and a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, valued at $510,000,115); expected proceeds $500,166,250
	1.710%	01/03/2020	01/03/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal Farm Credit Bank, 2.100% due 06/24/2021, Federal Home Loan Banks, 1.625% – 2.500% due 07/07/2021 – 08/05/2022, a Federal Home Loan Mortgage Corporation, 2.375% due 01/13/2022, and Federal National Mortgage Associations, 1.375% – 2.750% due 06/22/2021 – 09/06/2022, valued at $99,964,563); expected proceeds $98,008,493	1.560%	01/02/2020	01/02/2020	$ 98,000,000	$ 98,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Government National Mortgage Associations, 3.000% – 7.500% due 12/15/2023 – 12/20/2049, a U.S. Treasury Bond, 6.125% due 11/15/2027, a U.S. Treasury Note, 1.750% due 05/31/2022, and a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $459,000,000); expected proceeds $450,134,750	1.540%	01/07/2020	01/07/2020	450,000,000	450,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/17/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.768% – 6.000% due 01/01/2026 – 11/01/2049, and Federal National Mortgage Associations, 3.000% – 5.000% due 01/01/2027 – 09/01/2057, valued at $306,000,000); expected proceeds $300,835,833 (c)	1.700%	02/14/2020	02/14/2020	300,000,000	300,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 11/01/2029 – 11/01/2049, valued at $51,000,000); expected proceeds $50,144,028 (c)	1.700%	02/19/2020	02/19/2020	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Government National Mortgage Association, 7.500% due 10/20/2026, and a U.S. Treasury Note, 1.500% due 01/31/2022, valued at $74,460,000); expected proceeds $73,006,367	1.570%	01/02/2020	01/02/2020	73,000,000	73,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Farm Credit Banks, 3.190% – 3.500% due 06/27/2033 – 01/26/2037, Federal Home Loan Banks, 3.100% – 4.170% due 05/18/2028 – 06/09/2036, a Federal Home Loan Mortgage Corporation, 0.000% due 03/15/2031, Federal National Mortgage Associations, 0.000% due 01/15/2025 – 11/15/2030, and a Resolution Funding Strip, 0.000% due 01/15/2030, valued at $112,200,131); expected proceeds $110,009,533	1.560%	01/02/2020	01/02/2020	110,000,000	110,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 10/04/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.410% – 5.000% due 08/01/2027 – 01/01/2050, and Federal National Mortgage Associations, 2.771% – 5.000% due 01/01/2024 – 08/01/2049, valued at $204,948,600); expected proceeds $200,992,000 (c)	1.860%	01/08/2020	01/08/2020	200,000,000	200,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.904% – 6.000% due 02/01/2022 – 12/01/2049, and Federal National Mortgage Associations, 2.586% – 5.500% due 03/01/2020 – 11/01/2049, valued at $334,944,744); expected proceeds $328,442,800	1.800%	01/07/2020	01/07/2020	328,000,000	328,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 10/01/2027 – 12/01/2049, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2022 – 12/01/2049, valued at $204,017,793); expected proceeds $200,017,444	1.570%	01/02/2020	01/02/2020	$ 200,000,000	$ 200,000,000
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 09/01/2024 – 12/01/2049, and Federal National Mortgage Associations, 2.500% – 6.000% due 05/01/2034 – 01/01/2050, valued at $209,100,000); expected proceeds $205,017,881	1.570%	01/02/2020	01/02/2020	205,000,000	205,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 09/01/2049 – 12/01/2049, Federal National Mortgage Associations, 3.000% – 3.500% due 06/01/2049 – 08/01/2049, Government National Mortgage Associations, 2.500% – 3.500% due 03/20/2047 – 11/20/2049, a U.S. Treasury Bill, 0.000% due 01/02/2020, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 10/15/2024, and U.S. Treasury Notes, 1.375% – 2.875% due 10/31/2020 – 08/15/2024, valued at $147,900,075); expected proceeds $145,012,647
	1.570%	01/02/2020	01/02/2020	145,000,000	145,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.140% – 5.955% due 02/15/2020 – 11/01/2030, Federal National Mortgage Associations, 2.242% – 4.000% due 06/25/2021 – 05/01/2058, Government National Mortgage Associations, 1.885% – 2.215% due 02/16/2032 – 05/20/2037, a U.S. Treasury Bill, 0.000% due 03/19/2020, a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2049, and U.S. Treasury Notes, 1.375% – 2.875% due 02/15/2020 – 02/15/2029, valued at $71,604,705); expected proceeds $70,006,067
	1.560%	01/02/2020	01/02/2020	70,000,000	70,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 10/08/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 05/01/2049 – 12/01/2049, Federal National Mortgage Associations, 3.000% – 5.500% due 06/01/2027 – 10/01/2049, U.S. Treasury Bills, 0.000% due 03/26/2020 – 05/21/2020, U.S. Treasury Bonds, 2.250% – 6.250% due 08/15/2023 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2027 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2024, and U.S. Treasury Notes, 1.125% – 3.500% due 03/31/2020 – 08/15/2028, valued at $306,000,005); expected proceeds $301,441,333 (c)
	1.840%	01/10/2020	01/10/2020	300,000,000	300,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 10/01/2047, U.S. Treasury Bonds, 2.250% – 4.500% due 05/15/2039 – 11/15/2049, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.500% – 0.875% due 04/15/2024 – 01/15/2029, and U.S. Treasury Notes, 1.500% – 2.875% due 10/31/2023 – 02/15/2028, valued at $576,300,030); expected proceeds $565,048,653	1.550%	01/02/2020	01/02/2020	$ 565,000,000	$ 565,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $35,700,000); expected proceeds $35,003,053	1.570%	01/02/2020	01/02/2020	35,000,000	35,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 03/01/2049, valued at $88,740,001); expected proceeds $87,007,492	1.550%	01/02/2020	01/02/2020	87,000,000	87,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 06/01/2030 – 05/01/2049, and Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2028 – 06/01/2057, valued at $1,020,088,967); expected proceeds $1,000,087,222	1.570%	01/02/2020	01/02/2020	1,000,000,000	1,000,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					7,219,000,000
TREASURY REPURCHASE AGREEMENTS—15.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 4.250% due 11/15/2040 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 02/15/2041 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2021 – 07/15/2025, and U.S. Treasury Notes, 1.375% – 2.125% due 08/31/2020 – 02/29/2024, valued at $180,540,012); expected proceeds $177,015,242	1.550%	01/02/2020	01/02/2020	177,000,000	177,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $255,000,088); expected proceeds $250,021,528	1.550%	01/02/2020	01/02/2020	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/27/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 02/15/2042 – 08/15/2043, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2042 – 02/15/2043, and a U.S. Treasury Note, 1.676% due 01/31/2021, valued at $255,000,046); expected proceeds $250,082,639	1.700%	01/03/2020	01/03/2020	250,000,000	250,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $500,040,312); expected proceeds $500,040,278	1.450%	01/02/2020	01/02/2020	500,000,000	500,000,000
See accompanying notes to financial statements.
8

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.500% – 1.750% due 09/30/2024 – 12/31/2026, valued at $2,550,000,055); expected proceeds $2,500,215,278	1.550%	01/02/2020	01/02/2020	$ 2,500,000,000	$ 2,500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 1.875% - 2.875% due 03/15/2022 – 06/30/2026, valued at $1,427,606,955); expected proceeds $1,400,123,852	1.580%	01/02/2020	01/02/2020	1,400,000,963	1,400,000,963
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2021 – 11/15/2028, valued at $323,340,004); expected proceeds $317,027,297	1.550%	01/02/2020	01/02/2020	317,000,000	317,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 11/15/2041 – 02/15/2047, valued at $204,000,099); expected proceeds $200,017,444	1.570%	01/02/2020	01/02/2020	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 4.500% due 02/15/2036 – 11/15/2045, and U.S. Treasury Notes, 1.375% – 2.625% due 03/15/2020 – 08/15/2029, valued at $51,000,015); expected proceeds $50,004,306	1.550%	01/02/2020	01/02/2020	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 1.250% due 08/31/2024, valued at $484,500,089); expected proceeds $477,465,118 (c)	1.570%	01/02/2020	01/02/2020	475,000,000	475,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by U.S. Treasury Bonds, 2.375% – 6.750% due 08/15/2026 – 11/15/2049, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2026 – 07/15/2027, and U.S. Treasury Notes, 1.625% – 2.875% due 02/29/2020 – 05/15/2028, valued at $137,784,533); expected proceeds $135,165,750 (c)	1.700%	01/15/2020	01/15/2020	135,000,000	135,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.625% due 02/15/2044 – 05/15/2047, U.S. Treasury Notes, 1.625% – 2.875% due 01/31/2022 – 05/15/2028, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 05/15/2028, valued at $359,070,917); expected proceeds $352,030,311	1.550%	01/02/2020	01/02/2020	352,000,000	352,000,000
Agreement with MUFG Securities., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.250% - 2.875% due 10/31/2020 – 05/15/2029, valued at $1,045,425,726); expected proceeds $1,025,085,417	1.500%	01/02/2020	01/02/2020	1,025,000,000	1,025,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 10/16/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $76,500,000); expected proceeds $75,345,000 (c)	1.800%	01/16/2020	01/16/2020	75,000,000	75,000,000
See accompanying notes to financial statements.
9

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 11/13/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $367,200,000); expected proceeds $361,564,000 (c)	1.700%	02/13/2020	02/13/2020	$ 360,000,000	$ 360,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $188,700,000); expected proceeds $185,821,194 (c)	1.700%	03/23/2020	03/23/2020	185,000,000	185,000,000
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.750% due 05/15/2043 – 05/15/2049, valued at $173,317,617); expected proceeds $169,837,595	1.600%	01/02/2020	01/02/2020	169,822,500	169,822,500
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 08/15/2029, valued at $106,804,750); expected proceeds $104,415,531	1.600%	01/02/2020	01/02/2020	104,406,250	104,406,250
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2020 – 01/16/2020, U.S. Treasury Bonds, 2.500% – 4.250% due 05/15/2039 – 05/15/2049, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 07/15/2027, and U.S. Treasury Notes, 1.375% – 3.625% due 12/31/2020 – 02/15/2027, valued at $714,000,087); expected proceeds $700,060,278	1.550%	01/02/2020	01/02/2020	700,000,000	700,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2020, and U.S. Treasury Notes, 2.000% – 2.250% due 09/30/2020 – 12/31/2023, valued at $115,260,017); expected proceeds $113,009,731	1.550%	01/02/2020	01/02/2020	113,000,000	113,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/13/2020 – 04/16/2020, U.S. Treasury Bonds, 2.875% – 8.500% due 02/15/2020 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Inflation Index Notes, 0.250% – 0.625% due 07/15/2021 – 01/15/2028, U.S. Treasury Notes, 1.125% – 2.875% due 01/31/2020 – 12/31/2026, and a U.S. Treasury Strip, 0.000% due 02/15/2025, valued at $153,000,054); expected proceeds $150,012,917	1.550%	01/02/2020	01/02/2020	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					9,488,229,713
TOTAL INVESTMENTS –93.2% (d)(e)					56,724,263,868
Other Assets in Excess of Liabilities —6.8%					4,163,519,766
NET ASSETS –100.0%					$ 60,887,783,634
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $2,080,000,000 or 3.4% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
10

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$40,017,034,155
Repurchase agreements, at value and amortized cost	16,707,229,713
Total Investments	56,724,263,868
Cash	4,109,146,097
Interest receivable — unaffiliated issuers	57,411,077
Other Receivable	174,803
Prepaid expenses and other assets	10,967
TOTAL ASSETS	60,891,006,812
LIABILITIES
Advisory and administrator fee payable	2,665,597
Custody, sub-administration and transfer agent fees payable	488,202
Trustees’ fees and expenses payable	11,307
Professional fees payable	33,202
Printing fees payable	15,897
Accrued expenses and other liabilities	8,973
TOTAL LIABILITIES	3,223,178
NET ASSETS	$60,887,783,634
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,157,964,867
EXPENSES
Advisory and administrator fee	26,420,660
Custodian, sub-administrator and transfer agent fees	6,713,595
Trustees’ fees and expenses	834,004
Professional fees and expenses	194,314
Printing and postage fees	32,028
Insurance expense	23,604
Miscellaneous expenses	75,128
TOTAL EXPENSES	34,293,333
NET INVESTMENT INCOME (LOSS)	$1,123,671,534
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	61,113
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,123,732,647
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,123,671,534	$ 882,055,252
Net realized gain (loss)	61,113	20,763
Net increase (decrease) in net assets resulting from operations	1,123,732,647	882,076,015
CAPITAL TRANSACTIONS
Contributions	177,701,232,695	142,050,377,534
Withdrawals	(159,158,963,953)	(150,375,688,545)
Net increase (decrease) in net assets from capital transactions	18,542,268,742	(8,325,311,011)
Net increase (decrease) in net assets during the period	19,666,001,389	(7,443,234,996)
Net assets at beginning of period	41,221,782,245	48,665,017,241
NET ASSETS AT END OF PERIOD	$ 60,887,783,634	$ 41,221,782,245
See accompanying notes to financial statements.
13

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.20%	1.81%	0.74%	0.31%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$60,887,784	$41,221,782	$48,665,017	$50,925,227	$16,023,491
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	2.13%	1.78%	0.85%	0.32%	0.03%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
14

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $16,707,229,713 and associated collateral equal to $17,040,101,232.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,009.90	$0.30	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00234419

Annual Report
December 31, 2019
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Treasury Debt	100.5%
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	18.4%
31 to 60 Days	29.4
61 to 90 Days	10.4
Over 90 Days	42.3
Total	100.5%
Average days to maturity	54
Weighted average life	106
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—100.5%
U.S. Treasury Bill (a)	1.420%	01/09/2020	01/09/2020	$ 1,850,000	$ 1,849,489
U.S. Treasury Bill (a)	1.498%	01/28/2020	01/28/2020	200,000,000	199,775,389
U.S. Treasury Bill (a)	1.500%	01/07/2020	01/07/2020	144,284,000	144,253,447
U.S. Treasury Bill (a)	1.515%	06/04/2020	06/04/2020	50,000,000	49,665,050
U.S. Treasury Bill (a)	1.520%	02/04/2020	02/04/2020	195,556,000	195,283,525
U.S. Treasury Bill (a)	1.521%	02/06/2020	02/06/2020	334,905,000	334,347,551
U.S. Treasury Bill (a)	1.532%	01/14/2020	01/14/2020	500,668,000	500,410,928
U.S. Treasury Bill (a)	1.535%	05/07/2020	05/07/2020	100,000,000	99,462,750
U.S. Treasury Bill (a)	1.540%	01/21/2020	01/21/2020	483,098,000	482,710,005
U.S. Treasury Bill (a)	1.540%	02/11/2020	02/11/2020	800,000,000	798,633,889
U.S. Treasury Bill (a)	1.540%	05/21/2020	05/21/2020	200,000,000	198,796,990
U.S. Treasury Bill (a)	1.550%	05/14/2020	05/14/2020	200,000,000	198,854,722
U.S. Treasury Bill (a)	1.550%	06/18/2020	06/18/2020	50,000,000	49,638,333
U.S. Treasury Bill (a)	1.555%	02/18/2020	02/18/2020	326,568,000	325,905,728
U.S. Treasury Bill (a)	1.560%	07/02/2020	07/02/2020	179,758,000	178,340,309
U.S. Treasury Bill (a)	1.570%	06/25/2020	06/25/2020	152,800,000	151,633,839
U.S. Treasury Bill (a)	1.580%	05/28/2020	05/28/2020	186,000,000	184,799,990
U.S. Treasury Bill (a)	1.610%	04/30/2020	04/30/2020	200,225,000	199,152,788
U.S. Treasury Bill (a)	1.620%	04/16/2020	04/16/2020	100,000,000	99,527,500
U.S. Treasury Bill (a)	1.680%	04/09/2020	04/09/2020	126,000,000	125,422,780
U.S. Treasury Bill (a)	1.795%	04/02/2020	04/02/2020	251,657,000	250,619,300
U.S. Treasury Bill (a)	1.825%	03/05/2020	03/05/2020	498,740,000	497,326,245
U.S. Treasury Bill (a)	1.825%	03/12/2020	03/12/2020	427,326,000	425,961,804
U.S. Treasury Bill (a)	1.832%	02/13/2020	02/13/2020	331,461,000	330,775,855
U.S. Treasury Bill (a)	1.840%	01/02/2020	01/02/2020	5,685,000	5,685,000
U.S. Treasury Bill (a)	1.840%	02/20/2020	02/20/2020	528,450,000	527,289,179
U.S. Treasury Bill (a)	1.840%	02/27/2020	02/27/2020	382,775,000	381,807,902
U.S. Treasury Bill (a)	1.860%	03/26/2020	03/26/2020	262,800,000	261,768,191
U.S. Treasury Bill (a)	1.870%	03/19/2020	03/19/2020	151,125,000	150,555,834
U.S. Treasury Bill (a)	2.010%	01/16/2020	01/16/2020	340,634,000	340,399,414
U.S. Treasury Bill (a)	2.010%	01/23/2020	01/23/2020	125,000,000	124,853,437
U.S. Treasury Bill (a)	2.035%	01/30/2020	01/30/2020	276,606,500	276,219,231
U.S. Treasury Note, 3 Month USD MMY(b)	1.526%	01/01/2020	01/31/2020	670,000,000	669,986,644
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.559%	01/01/2020	04/30/2020	697,400,000	697,327,755
U.S. Treasury Note (a)	1.564%	01/15/2020	01/15/2020	283,000,000	282,979,176
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	1.569%	01/01/2020	07/31/2020	714,800,000	714,536,670
U.S. Treasury Note (a)	1.598%	06/30/2020	06/30/2020	100,000,000	100,441,783
U.S. Treasury Note (a)	1.608%	04/30/2020	04/30/2020	88,700,000	88,632,620
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	33,590,000	33,536,877
U.S. Treasury Note (a)	1.632%	02/15/2020	02/15/2020	150,000,000	150,353,455
U.S. Treasury Note (a)	1.636%	05/15/2020	05/15/2020	137,000,000	136,931,704
U.S. Treasury Note (a)	1.638%	05/15/2020	05/15/2020	329,100,000	331,378,179
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	1.641%	01/01/2020	01/31/2021	299,600,000	299,418,692
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.665%	01/01/2020	04/30/2021	208,400,000	208,171,003
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.672%	01/31/2020	10/31/2020	270,955,000	270,769,913
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	1.746%	01/01/2020	07/31/2021	121,387,000	121,387,678
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	1.826%	01/01/2020	10/31/2021	90,250,000	90,297,558
U.S. Treasury Note (a)	1.861%	03/31/2020	03/31/2020	477,000,000	476,403,219
U.S. Treasury Note (a)	1.870%	03/31/2020	03/31/2020	53,500,000	53,548,860
U.S. Treasury Note (a)	1.912%	01/31/2020	01/31/2020	62,500,000	62,473,649
TOTAL INVESTMENTS –100.5% (c)(d)					12,880,301,829
Liabilities in Excess of Other Assets —(0.5)%					(63,660,102)
NET ASSETS –100.0%					$ 12,816,641,727

See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,880,301,829
Cash	378
Receivable for investments sold	249,734,583
Interest receivable — unaffiliated issuers	16,782,721
Other Receivable	50
Prepaid expenses and other assets	2,491
TOTAL ASSETS	13,146,822,052
LIABILITIES
Payable for investments purchased	329,414,609
Advisory and administrator fee payable	538,635
Custody, sub-administration and transfer agent fees payable	185,425
Trustees’ fees and expenses payable	2,598
Professional fees payable	33,201
Printing fees payable	1,896
Accrued expenses and other liabilities	3,961
TOTAL LIABILITIES	330,180,325
NET ASSETS	$12,816,641,727
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$244,630,978
EXPENSES
Advisory and administrator fee	5,588,882
Custodian, sub-administrator and transfer agent fees	1,400,939
Trustees’ fees and expenses	202,779
Professional fees	194,271
Printing and postage fees	2,875
Insurance expense	5,347
Miscellaneous expenses	19,555
TOTAL EXPENSES	7,414,648
NET INVESTMENT INCOME (LOSS)	$237,216,330
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	283,242
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$237,499,572
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 237,216,330	$ 201,067,470
Net realized gain (loss)	283,242	(90,111)
Net increase (decrease) in net assets resulting from operations	237,499,572	200,977,359
CAPITAL TRANSACTIONS
Contributions	22,575,489,084	23,045,517,549
Withdrawals	(20,369,315,642)	(25,879,128,300)
Net increase (decrease) in net assets from capital transactions	2,206,173,442	(2,833,610,751)
Net increase (decrease) in net assets during the period	2,443,673,014	(2,632,633,392)
Net assets at beginning of period	10,372,968,713	13,005,602,105
NET ASSETS AT END OF PERIOD	$ 12,816,641,727	$ 10,372,968,713
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.18%	1.80%	0.73%	0.25%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,816,642	$10,372,969	$13,005,602	$14,004,301	$11,837,128
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.13%	1.76%	0.81%	0.25%	(0.03)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

16

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2019

% of Net Assets
Treasury Debt	56.0%
Treasury Repurchase Agreements	38.6
Other Assets in Excess of Liabilities	5.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2019

% of Net Assets
2 to 30 Days	43.9%
31 to 60 Days	15.4
61 to 90 Days	7.2
Over 90 Days	28.1
Total	94.6%
Average days to maturity	31
Weighted average life	86
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.0%
U.S. Treasury Bill (a)	1.420%	01/09/2020	01/09/2020	$ 75,350,000	$ 75,319,598
U.S. Treasury Bill (a)	1.498%	01/28/2020	01/28/2020	628,100,000	627,374,195
U.S. Treasury Bill (a)	1.500%	01/07/2020	01/07/2020	518,643,600	518,534,403
U.S. Treasury Bill (a)	1.515%	06/04/2020	06/04/2020	250,000,000	248,325,250
U.S. Treasury Bill (a)	1.520%	02/04/2020	02/04/2020	450,800,000	450,171,885
U.S. Treasury Bill (a)	1.521%	02/06/2020	02/06/2020	160,000,000	159,740,405
U.S. Treasury Bill (a)	1.535%	05/07/2020	05/07/2020	85,000,000	84,543,338
U.S. Treasury Bill (a)	1.540%	05/21/2020	05/21/2020	250,000,000	248,496,545
U.S. Treasury Bill (a)	1.550%	05/14/2020	05/14/2020	350,000,000	347,998,997
U.S. Treasury Bill (a)	1.580%	05/28/2020	05/28/2020	250,000,000	248,387,083
U.S. Treasury Bill (a)	1.620%	04/16/2020	04/16/2020	185,000,000	184,125,293
U.S. Treasury Bill (a)	1.680%	04/09/2020	04/09/2020	70,000,000	69,679,322
U.S. Treasury Bill (a)	1.795%	04/02/2020	04/02/2020	350,000,000	348,407,500
U.S. Treasury Bill (a)	1.825%	03/05/2020	03/05/2020	675,000,000	672,979,953
U.S. Treasury Bill (a)	1.825%	03/12/2020	03/12/2020	250,000,000	249,112,240
U.S. Treasury Bill (a)	1.832%	02/13/2020	02/13/2020	299,850,000	299,302,524
U.S. Treasury Bill (a)	1.840%	01/02/2020	01/02/2020	200,618,300	200,618,300
U.S. Treasury Bill (a)	1.840%	02/20/2020	02/20/2020	665,000,000	663,479,367
U.S. Treasury Bill (a)	1.840%	02/27/2020	02/27/2020	570,000,000	568,520,978
U.S. Treasury Bill (a)	1.860%	03/26/2020	03/26/2020	400,000,000	398,264,000
U.S. Treasury Bill (a)	1.870%	03/19/2020	03/19/2020	275,000,000	273,900,076
U.S. Treasury Bill (a)	2.010%	01/16/2020	01/16/2020	75,000,000	74,941,375
U.S. Treasury Bill (a)	2.010%	01/23/2020	01/23/2020	100,000,000	99,882,400
U.S. Treasury Bill (a)	2.035%	01/30/2020	01/30/2020	80,000,000	79,873,378
U.S. Treasury Note, 3 Month USD MMY(b)	1.526%	01/01/2020	01/31/2020	965,200,000	965,190,438
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	1.559%	01/01/2020	04/30/2020	810,900,000	810,901,889
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	1.569%	01/01/2020	07/31/2020	470,550,000	470,498,947
U.S. Treasury Note (a)	1.598%	04/30/2020	04/30/2020	117,000,000	116,819,776
U.S. Treasury Note (a)	1.608%	04/30/2020	04/30/2020	209,500,000	209,342,645
U.S. Treasury Note (a)	1.616%	08/31/2020	08/31/2020	60,057,000	59,962,019
U.S. Treasury Note (a)	1.638%	05/15/2020	05/15/2020	720,800,000	725,782,156
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	1.641%	01/01/2020	01/31/2021	157,200,000	157,050,552
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.665%	01/01/2020	04/30/2021	767,000,000	766,243,718
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	1.672%	01/31/2020	10/31/2020	144,500,000	144,406,880
U.S. Treasury Note, 3 Month USD MMY + 0.22%(b)	1.746%	01/01/2020	07/31/2021	818,500,000	818,317,894
U.S. Treasury Note, 3 Month USD MMY + 0.30%(b)	1.826%	01/01/2020	10/31/2021	225,000,000	225,221,780
U.S. Treasury Note (a)	1.861%	03/31/2020	03/31/2020	300,000,000	299,468,256
U.S. Treasury Note (a)	1.870%	03/31/2020	03/31/2020	92,000,000	92,084,022
U.S. Treasury Note (a)	1.912%	01/31/2020	01/31/2020	302,000,000	301,873,842
TOTAL TREASURY DEBT					13,355,143,219
TREASURY REPURCHASE AGREEMENTS—38.6%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/23/2019 (collateralized by U.S. Treasury Bonds, 2.500% – 7.875% due 02/15/2021 – 05/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, and U.S. Treasury Notes, 1.750% – 2.250% due 07/31/2021 – 08/15/2027, valued at $76,500,054); expected proceeds $75,063,750 (c)	1.700%	01/10/2020	01/10/2020	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and U.S. Treasury Notes, 1.750% – 3.125% due 12/31/2026 – 11/15/2028, valued at $255,000,039); expected proceeds $250,021,528	1.550%	01/02/2020	01/02/2020	250,000,000	250,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Inflation Index Bonds, 2.125% – 3.375% due 01/15/2029 – 02/15/2040, and U.S. Treasury Notes, 1.750% – 2.875% due 10/15/2021 – 12/31/2026, valued at $1,020,000,090); expected proceeds $1,000,083,333	1.500%	01/02/2020	01/02/2020	$ 1,000,000,000	$ 1,000,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2023 – 07/15/2025, and a U.S. Treasury Strip, 0.000% due 02/15/2037, valued at $79,560,000); expected proceeds $78,006,717	1.550%	01/02/2020	01/02/2020	78,000,000	78,000,000
Agreement with Credit Agricole Corporate and Investment Bank., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.500% - 1.875% due 07/31/2022 – 09/30/2024, valued at $305,958,130); expected proceeds $300,026,167	1.570%	01/02/2020	01/02/2020	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.625% – 2.375% due 03/15/2022 – 02/15/2026, valued at $1,530,000,072); expected proceeds $1,500,129,167	1.550%	01/02/2020	01/02/2020	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2019 (collateralized by U.S. Treasury Notes, 2.625% – 2.875% due 06/30/2023 – 10/31/2023, valued at $863,177,731); expected proceeds $846,704,872	1.580%	01/02/2020	01/02/2020	846,630,556	846,630,556
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/18/2020 – 05/14/2020, U.S. Treasury Notes, 1.500% – 3.000% due 07/31/2020 – 11/15/2029, and U.S. Treasury Strips, 0.000% due 11/15/2022 – 02/15/2029, valued at $678,300,007); expected proceeds $665,196,544	1.550%	01/07/2020	01/02/2020	665,000,000	665,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2023, valued at $7,140,000); expected proceeds $7,000,603	1.550%	01/02/2020	01/02/2020	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 11/01/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/27/2020 – 08/13/2020, a U.S. Treasury Bond, 6.250% due 05/15/2030, a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.250% – 1.625% due 06/30/2020 – 11/15/2022, valued at $178,500,001); expected proceeds $175,908,201 (c)	1.570%	01/01/2020	02/28/2020	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.375% – 5.375% due 02/15/2031 – 11/15/2049, and a U.S. Treasury Note, 2.625% due 03/31/2025, valued at $221,340,021); expected proceeds $217,018,686	1.550%	01/02/2020	01/02/2020	217,000,000	217,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.000% due 11/15/2042 – 02/15/2049, and U.S. Treasury Inflation Index Notes, 0.125% – 0.750% due 07/15/2023 – 07/15/2028, valued at $258,060,069); expected proceeds $253,022,208	1.580%	01/02/2020	01/02/2020	253,000,000	253,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 07/31/2022 – 02/15/2028, valued at $117,372,054); expected proceeds $115,141,194 (c)	1.700%	01/15/2020	01/15/2020	$ 115,000,000	$ 115,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Notes, 1.375% – 2.750% due 07/31/2022 – 02/15/2028, valued at $329,488,431); expected proceeds $323,027,814	1.550%	01/02/2020	01/02/2020	323,000,000	323,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 10/16/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 2.625% due 11/15/2020 – 11/15/2026, valued at $25,500,001); expected proceeds $25,115,000 (c)	1.800%	01/16/2020	01/16/2020	25,000,000	25,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 11/13/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $142,800,000); expected proceeds $140,608,222 (c)	1.700%	02/13/2020	03/23/2020	140,000,000	140,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 12/20/2019 (collateralized by a U.S. Treasury Bond, 6.125% due 08/15/2029, U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $66,300,002); expected proceeds $65,288,528 (c)	1.700%	03/23/2020	02/13/2020	65,000,000	65,000,000
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048 and U.S. Treasury Notes, 2.125% - 2.250% due 11/15/2024 – 11/15/2025, valued at $110,124,147); expected proceeds $107,913,341	1.600%	01/02/2020	01/02/2020	107,903,750	107,903,750
Agreement with Prudential Insurance Co., dated 12/31/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2027 – 05/15/2029, valued at $92,861,100); expected proceeds $90,758,067	1.600%	01/02/2020	01/02/2020	90,750,000	90,750,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 01/16/2020 – 12/03/2020, U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2041 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.625% – 1.375% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2020 – 07/15/2027, and U.S. Treasury Notes, 1.250% – 2.875% due 01/31/2020 – 11/15/2027, valued at $510,000,059); expected proceeds $500,043,056	1.550%	01/02/2020	01/02/2020	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/05/2020, U.S. Treasury Bonds, 2.875% – 6.250% due 05/15/2030 – 11/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 1.375% – 2.875% due 05/31/2020 – 05/15/2028, valued at $833,340,049); expected proceeds $817,070,353	1.550%	01/02/2020	01/02/2020	817,000,000	817,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 10/08/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2020, U.S. Treasury Bonds, 2.250% – 4.750% due 02/15/2036 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.250% – 0.375% due 07/15/2025 – 07/15/2029, and U.S. Treasury Notes, 1.125% – 2.875% due 03/31/2020 – 08/15/2028, valued at $102,000,000); expected proceeds $100,480,444 (c)	1.840%	01/10/2020	01/10/2020	$ 100,000,000	$ 100,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 03/26/2020 – 05/21/2020, U.S. Treasury Bonds, 2.375% – 6.250% due 08/15/2023 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2025 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 01/15/2028, and U.S. Treasury Notes, 1.250% – 3.125% due 08/15/2020 – 08/15/2028, valued at $663,000,000); expected proceeds $650,055,972	1.550%	01/02/2020	01/02/2020	650,000,000	650,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by U.S. Treasury Bills, 0.000% due 02/20/2020 – 09/10/2020, U.S. Treasury Bonds, 2.250% – 8.750% due 05/15/2020 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.875% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 01/15/2027, U.S. Treasury Notes, 1.125% – 3.500% due 01/15/2020 – 11/15/2026, and U.S. Treasury Strips, 0.000% due 02/15/2020 – 02/15/2029, valued at $153,000,058); expected proceeds $150,012,917	1.550%	01/02/2020	01/02/2020	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/02/2020, and U.S. Treasury Notes, 1.125% – 1.625% due 03/31/2020 – 10/31/2023, valued at $765,065,934); expected proceeds $750,064,583	1.550%	01/02/2020	01/02/2020	750,000,000	750,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					9,200,284,306
TOTAL INVESTMENTS –94.6% (d)(e)					22,555,427,525
Other Assets in Excess of Liabilities —5.4%					1,279,507,246
NET ASSETS –100.0%					$ 23,834,934,771
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $695,000,000 or 2.9% of net assets as of December 31, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value and cost	$13,355,143,219
Repurchase agreements, at value and amortized cost	9,200,284,306
Total Investments	22,555,427,525
Cash	1,258,303,421
Interest receivable — unaffiliated issuers	22,319,197
Other Receivable	53,507
Prepaid expenses and other assets	3,745
TOTAL ASSETS	23,836,107,395
LIABILITIES
Advisory and administrator fee payable	956,987
Custody, sub-administration and transfer agent fees payable	150,836
Trustees’ fees and expenses payable	3,751
Professional fees payable	33,202
Printing fees payable	23,377
Accrued expenses and other liabilities	4,471
TOTAL LIABILITIES	1,172,624
NET ASSETS	$23,834,934,771
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$404,652,212
EXPENSES
Advisory and administrator fee	9,225,128
Custodian, sub-administrator and transfer agent fees	2,376,885
Trustees’ fees and expenses	304,376
Professional fees	194,276
Printing and postage fees	61,145
Insurance expense	7,123
Miscellaneous expenses	26,725
TOTAL EXPENSES	12,195,658
NET INVESTMENT INCOME (LOSS)	$392,456,554
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,190)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$392,449,364
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 392,456,554	$ 250,070,855
Net realized gain (loss)	(7,190)	1,950
Net increase (decrease) in net assets resulting from operations	392,449,364	250,072,805
CAPITAL TRANSACTIONS
Contributions	62,686,916,978	39,817,102,235
Withdrawals	(56,691,696,503)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	5,995,220,475	3,016,911,605
Net increase (decrease) in net assets during the period	6,387,669,839	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 23,834,934,771	$ 17,447,264,932
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15
Total return (a)	2.19%	1.82%	0.82%	0.23%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,834,935	$17,447,265	$14,180,281	$10,628,952	$1,744,814
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.13%	1.79%	0.84%	0.27%	(0.01)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2019, the Portfolio had invested in repurchase agreements with the gross values of $9,200,284,306 and associated collateral equal to $9,384,388,052.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2019, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,009.90	$0.35	$1,024.90	$0.36
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

18

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00234421

Annual Report
December 31, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Management’s Discussion Of Fund Performance (Unaudited)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).
For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Portfolio was 22.11%, and the Index was 22.01%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Fund and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Portfolio had positive performance for the Reporting Period. The Portfolio’s performance was driven by progress on US and China trade relations, accommodative monetary policy and progress in the UK regarding Brexit. In the first calendar quarter of the Reporting Period, positive factors such as optimism about progress in trade talks between the US and China, a strong earnings season, an accommodative Federal Reserve and a deal to temporarily reopen the US government helped performance and offset negative factors such as geopolitical tensions between India and Pakistan, Brexit and slowing economic growth. The second quarter of the Reporting Period had also had positive performance driven by dovish comments from central banks, a trade deal between the US and Mexico, and strong earnings data and despite concerns about global trade, Brexit and tensions with Iran. Performance in the third quarter was negative on the back of weak macroeconomic data, escalating trade hostilities between the US and China, unrest in the Middle East and a strong dollar. Performance in the fourth quarter was positive and driven by a partial trade agreement between the US and China, a new Brexit deal between the UK and EU, a strong earnings season and interest rate cuts in the US despite geopolitical concerns like North Korea’s test-firing of ballistic missiles and China threatening to retaliate against the US for supporting Hong Kong protesters.
The Portfolio used MSCI EAFE Index futures contracts in order to gain exposure to the index during the Reporting Period. The Portfolio ’s use of index futures helped the Portfolio track the Index.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Nestle S.A., Roche Holding AG, and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were Glencore plc, Swedbank AB Class A, and Nokia Oyj.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2019

	Total Return One Year Ended December 31, 2019	Total Return Inception Date* to December 31, 2019
State Street International Developed Equity Index Portfolio	22.11%	8.09%
MSCI EAFE (Europe, Australasia, Far East) Index(1)	22.01%	8.10%

*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada. Index returns are net of dividend withholding taxes.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2019

Description	Market Value	% of Net Assets
Nestle SA	79,514,424	2.1%
Roche Holding AG	56,287,179	1.5
Novartis AG	50,382,572	1.3
Toyota Motor Corp.	40,083,697	1.1
HSBC Holdings PLC	39,148,851	1.1
TOTAL	265,416,723	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of December 31, 2019

Description	% of Net Assets
Banks	10.4%
Pharmaceuticals	8.7
Insurance	5.7
Food	4.9
Oil & Gas	4.7
TOTAL	34.4%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.8%
AGL Energy, Ltd.	168,878	$ 2,437,174
Alumina, Ltd.	579,490	936,911
AMP, Ltd.	892,260	1,201,115
APA Group	297,145	2,318,547
Aristocrat Leisure, Ltd.	145,695	3,448,358
ASX, Ltd.	47,442	2,614,923
Aurizon Holdings, Ltd.	507,008	1,863,979
AusNet Services	539,911	645,202
Australia & New Zealand Banking Group, Ltd.	692,108	11,982,924
Bendigo & Adelaide Bank, Ltd.	116,926	803,849
BHP Group PLC	523,368	12,319,125
BHP Group, Ltd.	720,287	19,706,202
BlueScope Steel, Ltd.	128,543	1,360,811
Boral, Ltd.	278,445	876,884
Brambles, Ltd.	401,036	3,303,965
Caltex Australia, Ltd.	61,250	1,461,741
Challenger, Ltd.	131,897	750,081
CIMIC Group, Ltd.	24,790	577,502
Coca-Cola Amatil, Ltd.	124,122	965,002
Cochlear, Ltd.	14,876	2,350,021
Coles Group, Ltd.	278,524	2,905,501
Commonwealth Bank of Australia	436,597	24,521,783
Computershare, Ltd.	127,081	1,498,984
Crown Resorts, Ltd.	91,949	776,273
CSL, Ltd.	111,851	21,681,817
Dexus REIT	281,105	2,311,953
Flight Centre Travel Group, Ltd. (a)	14,844	459,748
Fortescue Metals Group, Ltd.	352,725	2,650,565
Goodman Group REIT	402,262	3,780,637
GPT Group REIT	481,330	1,894,766
Harvey Norman Holdings, Ltd. (a)	169,194	484,065
Incitec Pivot, Ltd.	390,151	872,136
Insurance Australia Group, Ltd.	579,092	3,118,178
LendLease Group Stapled Security (a)	134,854	1,668,403
Macquarie Group, Ltd.	79,526	7,706,203
Magellan Financial Group, Ltd.	32,572	1,303,955
Medibank Pvt, Ltd.	644,191	1,430,956
Mirvac Group REIT	962,862	2,152,364
National Australia Bank, Ltd.	709,988	12,292,492
Newcrest Mining, Ltd.	189,169	4,022,535
Oil Search, Ltd.	353,144	1,799,759
Orica, Ltd.	89,224	1,378,586
Origin Energy, Ltd.	450,630	2,676,710
Qantas Airways, Ltd.	178,931	894,293
QBE Insurance Group, Ltd.	329,690	2,985,013
Ramsay Health Care, Ltd.	41,132	2,097,114
REA Group, Ltd.	13,915	1,013,369
Santos, Ltd.	444,145	2,553,892
Scentre Group REIT	1,344,493	3,619,777
Security Description	Shares	Value
SEEK, Ltd.	79,431	$ 1,259,103
Sonic Healthcare, Ltd.	111,593	2,255,274
South32, Ltd.	1,269,043	2,408,600
Stockland REIT	562,237	1,825,938
Suncorp Group, Ltd.	319,478	2,910,519
Sydney Airport Stapled Security	259,881	1,582,038
Tabcorp Holdings, Ltd.	519,729	1,655,006
Telstra Corp., Ltd.	1,065,564	2,651,596
TPG Telecom, Ltd.	98,984	466,887
Transurban Group Stapled Security	658,525	6,901,992
Treasury Wine Estates, Ltd.	180,891	2,065,035
Vicinity Centres REIT	761,248	1,332,447
Washington H Soul Pattinson & Co., Ltd.	28,102	424,718
Wesfarmers, Ltd.	278,610	8,108,146
Westpac Banking Corp.	863,209	14,702,592
WiseTech Global, Ltd. (a)	35,073	576,177
Woodside Petroleum, Ltd.	229,646	5,549,953
Woolworths Group, Ltd.	312,973	7,955,360
Worley, Ltd.	79,653	857,239
		253,964,763
AUSTRIA — 0.2%
ANDRITZ AG	17,424	751,044
Erste Group Bank AG	71,957	2,710,698
OMV AG	34,411	1,934,407
Raiffeisen Bank International AG	34,387	864,240
Verbund AG	15,343	770,535
Voestalpine AG	26,238	732,180
		7,763,104
BELGIUM — 1.0%
Ageas	42,731	2,526,824
Anheuser-Busch InBev SA	186,306	15,205,725
Colruyt SA	13,634	711,337
Galapagos NV (b)	10,623	2,223,884
Groupe Bruxelles Lambert SA	18,967	2,000,451
KBC Group NV	60,638	4,564,515
Proximus SADP	40,640	1,164,181
Solvay SA	17,373	2,014,472
Telenet Group Holding NV	10,840	487,446
UCB SA	32,204	2,562,962
Umicore SA	48,894	2,379,748
		35,841,545
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,146,821
CHINA — 0.1%
BeiGene, Ltd. ADR (a)(b)	9,000	1,491,840
BOC Hong Kong Holdings, Ltd.	926,500	3,216,436
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	479,768
		5,188,044
DENMARK — 1.8%
AP Moller - Maersk A/S Class A	887	1,203,186

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
AP Moller - Maersk A/S Class B	1,657	$ 2,391,536
Carlsberg A/S Class B	26,887	4,013,865
Chr. Hansen Holding A/S	26,096	2,075,293
Coloplast A/S Class B	28,393	3,524,707
Danske Bank A/S	158,109	2,560,335
Demant A/S (a)(b)	26,000	819,408
DSV Panalpina A/S	54,280	6,260,505
Genmab A/S (b)	16,082	3,579,012
H Lundbeck A/S	15,024	574,148
ISS A/S	38,781	931,222
Novo Nordisk A/S Class B	432,643	25,128,649
Novozymes A/S Class B	53,917	2,640,370
Orsted A/S (d)	46,688	4,832,212
Pandora A/S	25,242	1,098,863
Tryg A/S	27,932	828,687
Vestas Wind Systems A/S	45,590	4,610,363
		67,072,361
FINLAND — 1.1%
Elisa Oyj	34,462	1,905,166
Fortum Oyj	108,598	2,681,826
Kone Oyj Class B	83,754	5,479,126
Metso Oyj (a)	26,240	1,036,205
Neste Oyj	103,443	3,601,879
Nokia Oyj (a)	1,378,044	5,098,430
Nokian Renkaat Oyj	32,627	938,668
Nordea Bank Abp	810,322	6,547,637
Orion Oyj Class B	24,454	1,132,845
Sampo Oyj Class A	109,563	4,785,324
Stora Enso Oyj Class R	149,182	2,171,076
UPM-Kymmene Oyj	130,503	4,527,992
Wartsila OYJ Abp	104,158	1,151,635
		41,057,809
FRANCE — 11.0%
Accor SA	42,977	2,014,089
Aeroports de Paris	7,865	1,554,692
Air Liquide SA	116,774	16,542,139
Airbus SE	143,453	21,010,662
Alstom SA	48,182	2,283,979
Amundi SA (d)	16,165	1,268,350
Arkema SA	18,001	1,913,519
Atos SE	25,458	2,123,812
AXA SA	480,350	13,539,127
BioMerieux	10,343	921,254
BNP Paribas SA	277,934	16,481,944
Bollore SA (e)	199,792	872,396
Bollore SA (b)(e)	1,161	4,944
Bouygues SA	56,992	2,423,316
Bureau Veritas SA	73,174	1,910,525
Capgemini SE	39,086	4,777,880
Carrefour SA	146,367	2,456,238
Casino Guichard Perrachon SA (a)	13,917	651,430
Cie de Saint-Gobain	121,676	4,985,216
Cie Generale des Etablissements Michelin SCA	41,913	5,132,863
Security Description	Shares	Value
CNP Assurances	47,490	$ 945,142
Covivio REIT	11,359	1,290,348
Credit Agricole SA	288,892	4,191,334
Danone SA	152,833	12,677,912
Dassault Aviation SA	605	794,561
Dassault Systemes SE	32,954	5,421,009
Edenred	58,747	3,039,994
Eiffage SA	20,205	2,313,370
Electricite de France SA	148,104	1,650,497
Engie SA	448,423	7,248,306
EssilorLuxottica SA	70,280	10,713,162
Eurazeo SE	11,024	754,841
Eutelsat Communications SA (a)	41,976	682,740
Faurecia SE	19,469	1,049,645
Gecina SA REIT	11,847	2,122,401
Getlink SE	112,207	1,953,520
Hermes International	7,922	5,924,144
ICADE REIT	8,381	913,014
Iliad SA (a)	7,398	959,556
Ingenico Group SA	15,284	1,660,728
Ipsen SA	9,549	846,781
JCDecaux SA	19,153	590,799
Kering SA	18,860	12,388,883
Klepierre SA REIT	47,094	1,789,412
Legrand SA	65,644	5,352,504
L'Oreal SA	62,152	18,418,115
LVMH Moet Hennessy Louis Vuitton SE	68,784	31,980,384
Natixis SA	222,855	990,112
Orange SA	489,495	7,208,888
Pernod Ricard SA	52,719	9,432,822
Peugeot SA	147,984	3,538,185
Publicis Groupe SA	55,765	2,526,382
Remy Cointreau SA	5,928	728,632
Renault SA	47,770	2,261,768
Safran SA	80,969	12,510,687
Sanofi	279,008	28,067,760
Sartorius Stedim Biotech	6,864	1,138,004
Schneider Electric SE	136,847	14,055,378
SCOR SE	41,578	1,746,439
SEB SA	6,268	931,544
Societe Generale SA	198,579	6,913,393
Sodexo SA	21,311	2,527,316
Suez	89,128	1,349,122
Teleperformance	14,830	3,618,986
Thales SA	26,547	2,757,003
TOTAL SA	591,302	32,655,821
Ubisoft Entertainment SA (b)	20,143	1,392,355
Unibail-Rodamco-Westfield	73,380	577,208
Unibail-Rodamco-Westfield REIT	30,850	4,870,584
Valeo SA	61,829	2,179,949
Veolia Environnement SA	133,452	3,551,753
Vinci SA	126,179	14,021,951
Vivendi SA	209,186	6,062,825
Wendel SA	7,128	948,139

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Worldline SA (b)(d)	26,282	$ 1,863,022
		410,967,505
GERMANY — 8.6%
adidas AG	44,635	14,519,781
Allianz SE	105,109	25,767,880
Aroundtown SA	230,810	2,068,528
BASF SE	226,757	17,142,906
Bayer AG	230,224	18,816,021
Bayerische Motoren Werke AG	81,600	6,699,328
Bayerische Motoren Werke AG Preference Shares	13,069	807,581
Beiersdorf AG	25,058	2,999,808
Brenntag AG	39,729	2,162,004
Carl Zeiss Meditec AG	10,275	1,311,380
Commerzbank AG	242,433	1,501,346
Continental AG	27,756	3,591,052
Covestro AG (d)	43,724	2,034,373
Daimler AG	226,121	12,531,128
Delivery Hero SE (b)(d)	28,152	2,229,739
Deutsche Bank AG	495,723	3,848,956
Deutsche Boerse AG	46,650	7,338,899
Deutsche Lufthansa AG	64,206	1,182,688
Deutsche Post AG	245,596	9,375,924
Deutsche Telekom AG	824,792	13,489,323
Deutsche Wohnen SE	90,521	3,700,628
E.ON SE	563,788	6,027,280
Evonik Industries AG	46,539	1,421,451
Fraport AG Frankfurt Airport Services Worldwide	10,591	900,902
Fresenius Medical Care AG & Co. KGaA	52,340	3,875,257
Fresenius SE & Co. KGaA	102,460	5,771,267
Fuchs Petrolub SE Preference Shares	16,051	795,641
GEA Group AG	40,937	1,354,658
Hannover Rueck SE	15,442	2,986,586
HeidelbergCement AG	37,100	2,705,242
Henkel AG & Co. KGaA Preference Shares	44,743	4,630,652
Henkel AG & Co. KGaA	26,031	2,454,462
HOCHTIEF AG	6,344	809,673
Infineon Technologies AG	308,306	7,028,749
KION Group AG	16,364	1,130,770
Knorr-Bremse AG	12,094	1,231,977
Lanxess AG	20,021	1,344,368
Merck KGaA	32,599	3,855,005
METRO AG	46,138	743,185
MTU Aero Engines AG	12,873	3,678,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	35,957	10,615,131
Porsche Automobil Holding SE Preference Shares	38,236	2,860,181
Puma SE	21,755	1,669,105
RWE AG	146,978	4,512,278
SAP SE	243,124	32,836,118
Security Description	Shares	Value
Sartorius AG Preference Shares	8,674	$ 1,857,736
Siemens AG	189,461	24,784,547
Siemens Healthineers AG (d)	36,386	1,748,909
Symrise AG	32,823	3,455,949
Telefonica Deutschland Holding AG	202,170	586,402
Thyssenkrupp AG	100,059	1,352,287
TUI AG	110,526	1,396,548
Uniper SE	49,780	1,648,960
United Internet AG	30,546	1,003,949
Volkswagen AG	7,916	1,539,449
Volkswagen AG Preference Shares	45,529	9,006,971
Vonovia SE	128,514	6,924,331
Wirecard AG (a)	28,864	3,482,981
Zalando SE (b)(d)	35,450	1,797,830
		318,945,014
HONG KONG — 3.3%
AIA Group, Ltd.	2,976,600	31,248,990
ASM Pacific Technology, Ltd.	81,800	1,134,857
Bank of East Asia, Ltd.	350,839	783,464
Budweiser Brewing Co. APAC, Ltd. (b)(d)	291,400	983,575
CK Asset Holdings, Ltd.	624,679	4,509,638
CK Hutchison Holdings, Ltd.	665,500	6,345,985
CK Infrastructure Holdings, Ltd.	156,000	1,110,167
CLP Holdings, Ltd.	394,000	4,141,354
Dairy Farm International Holdings, Ltd.	77,000	439,670
Galaxy Entertainment Group, Ltd.	541,000	3,985,395
Hang Lung Properties, Ltd.	486,000	1,066,583
Hang Seng Bank, Ltd.	188,700	3,899,061
Henderson Land Development Co., Ltd.	339,436	1,666,294
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	618,990	610,108
HKT Trust & HKT, Ltd.	937,000	1,320,396
Hong Kong & China Gas Co., Ltd.	2,492,785	4,869,246
Hong Kong Exchanges & Clearing, Ltd.	290,805	9,442,448
Hongkong Land Holdings, Ltd.	277,400	1,595,050
Jardine Matheson Holdings, Ltd.	55,100	3,063,560
Jardine Strategic Holdings, Ltd.	52,400	1,606,060
Kerry Properties, Ltd.	146,000	463,757
Link REIT	516,000	5,463,436
Melco Resorts & Entertainment, Ltd. ADR	55,923	1,351,659
MTR Corp., Ltd.	385,601	2,278,925
New World Development Co., Ltd.	1,463,077	2,005,398
NWS Holdings, Ltd.	356,810	500,060
PCCW, Ltd.	1,072,000	634,246
Power Assets Holdings, Ltd.	334,500	2,446,996

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Sands China, Ltd.	609,600	$ 3,258,533
Sino Land Co., Ltd.	803,387	1,167,168
SJM Holdings, Ltd.	457,000	520,238
Sun Hung Kai Properties, Ltd.	393,000	6,017,210
Swire Pacific, Ltd. Class A	116,500	1,082,497
Swire Properties, Ltd.	280,600	930,916
Techtronic Industries Co., Ltd.	344,000	2,805,667
Vitasoy International Holdings, Ltd. (a)	172,000	623,604
WH Group, Ltd. (d)	2,323,309	2,400,297
Wharf Real Estate Investment Co., Ltd.	312,000	1,904,002
Wheelock & Co., Ltd.	199,000	1,326,786
Yue Yuen Industrial Holdings, Ltd.	212,500	627,262
		121,630,558
IRELAND — 0.7%
AerCap Holdings NV (b)	32,314	1,986,342
AIB Group PLC	205,023	714,809
Bank of Ireland Group PLC	229,848	1,259,577
CRH PLC	195,072	7,810,596
Flutter Entertainment PLC	19,452	2,365,807
James Hardie Industries PLC	114,006	2,233,517
Kerry Group PLC Class A	38,390	4,787,605
Kingspan Group PLC	36,131	2,208,330
Smurfit Kappa Group PLC	57,747	2,220,767
		25,587,350
ISRAEL — 0.5%
Azrieli Group, Ltd.	10,695	781,844
Bank Hapoalim BM	275,519	2,285,356
Bank Leumi Le-Israel BM	360,144	2,621,315
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,274,430
CyberArk Software, Ltd. (b)	9,300	1,084,194
Elbit Systems, Ltd.	6,111	951,150
Israel Chemicals, Ltd.	162,743	765,655
Israel Discount Bank, Ltd. Class A	293,896	1,362,268
Mizrahi Tefahot Bank, Ltd.	33,833	901,169
Nice, Ltd. (b)	15,007	2,327,084
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	140,328	1,375,214
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,169,132
Wix.com, Ltd. (b)	11,300	1,382,894
		20,281,705
ITALY — 2.1%
Assicurazioni Generali SpA	271,361	5,603,164
Atlantia SpA	121,076	2,825,522
Davide Campari-Milano SpA	154,038	1,407,468
Enel SpA	2,011,023	15,964,137
Eni SpA	631,561	9,815,802
Ferrari NV	30,117	4,999,954
FinecoBank Banca Fineco SpA	157,778	1,893,260
Intesa Sanpaolo SpA	3,639,082	9,593,312
Security Description	Shares	Value
Leonardo SpA	97,959	$ 1,149,071
Mediobanca Banca di Credito Finanziario SpA	161,856	1,783,040
Moncler SpA	44,149	1,985,758
Pirelli & C SpA (d)	116,150	670,144
Poste Italiane SpA (d)	124,750	1,417,122
Prysmian SpA	57,950	1,397,900
Recordati SpA	27,399	1,155,479
Snam SpA	498,041	2,619,712
Telecom Italia SpA (b)(e)	2,204,493	1,376,835
Telecom Italia SpA (b)(e)	1,626,518	996,503
Terna Rete Elettrica Nazionale SpA	362,156	2,420,420
UniCredit SpA	498,769	7,289,481
		76,364,084
JAPAN — 24.2%
ABC-Mart, Inc.	8,800	602,457
Acom Co., Ltd.	91,400	417,997
Advantest Corp.	50,100	2,839,807
Aeon Co., Ltd.	166,500	3,455,631
AEON Financial Service Co., Ltd.	30,100	478,332
Aeon Mall Co., Ltd.	24,100	429,775
AGC, Inc.	43,200	1,562,236
Air Water, Inc.	34,400	506,464
Aisin Seiki Co., Ltd.	38,100	1,426,888
Ajinomoto Co., Inc.	111,700	1,865,521
Alfresa Holdings Corp.	45,600	934,868
Alps Alpine Co., Ltd.	51,600	1,183,227
Amada Holdings Co., Ltd.	91,300	1,050,150
ANA Holdings, Inc.	28,500	955,114
Aozora Bank, Ltd.	27,800	739,543
Asahi Group Holdings, Ltd.	88,200	4,044,174
Asahi Intecc Co., Ltd.	51,400	1,513,504
Asahi Kasei Corp.	319,200	3,624,502
Astellas Pharma, Inc.	461,900	7,948,038
Bandai Namco Holdings, Inc.	49,700	3,032,535
Bank of Kyoto, Ltd.	12,500	540,603
Benesse Holdings, Inc.	20,100	531,561
Bridgestone Corp. (a)	140,900	5,276,862
Brother Industries, Ltd.	53,900	1,126,357
Calbee, Inc.	20,900	683,685
Canon, Inc. (a)	244,600	6,721,858
Casio Computer Co., Ltd.	43,400	874,989
Central Japan Railway Co.	35,400	7,166,322
Chiba Bank, Ltd.	134,000	780,511
Chubu Electric Power Co., Inc.	157,700	2,236,895
Chugai Pharmaceutical Co., Ltd.	55,300	5,129,275
Chugoku Electric Power Co., Inc. (a)	66,300	872,409
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	747,349
Concordia Financial Group, Ltd.	287,400	1,195,351
Credit Saison Co., Ltd.	39,200	685,707
CyberAgent, Inc.	25,800	905,700
Dai Nippon Printing Co., Ltd.	58,000	1,579,756

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Daicel Corp.	63,200	$ 610,046
Daifuku Co., Ltd.	24,400	1,495,321
Dai-ichi Life Holdings, Inc.	260,200	4,349,237
Daiichi Sankyo Co., Ltd.	140,300	9,331,386
Daikin Industries, Ltd.	60,800	8,643,754
Daito Trust Construction Co., Ltd.	18,300	2,269,924
Daiwa House Industry Co., Ltd.	137,700	4,295,404
Daiwa House REIT Investment Corp.	466	1,216,081
Daiwa Securities Group, Inc.	376,300	1,914,828
Denso Corp.	109,300	4,994,560
Dentsu, Inc.	56,000	1,945,250
Disco Corp.	6,500	1,549,114
East Japan Railway Co.	74,600	6,767,028
Eisai Co., Ltd.	62,600	4,725,746
Electric Power Development Co., Ltd.	35,600	867,110
FamilyMart Co., Ltd.	65,500	1,582,126
FANUC Corp.	47,500	8,885,898
Fast Retailing Co., Ltd.	14,600	8,732,459
Fuji Electric Co., Ltd.	30,600	941,863
FUJIFILM Holdings Corp.	90,400	4,350,513
Fujitsu, Ltd.	47,900	4,526,644
Fukuoka Financial Group, Inc.	40,900	792,220
GMO Payment Gateway, Inc.	10,800	743,354
Hakuhodo DY Holdings, Inc.	55,500	902,912
Hamamatsu Photonics KK	36,900	1,526,253
Hankyu Hanshin Holdings, Inc.	57,700	2,484,803
Hikari Tsushin, Inc.	4,900	1,236,779
Hino Motors, Ltd.	63,000	673,623
Hirose Electric Co., Ltd.	8,010	1,034,095
Hisamitsu Pharmaceutical Co., Inc.	13,200	649,827
Hitachi Chemical Co., Ltd.	25,300	1,065,079
Hitachi Construction Machinery Co., Ltd.	24,800	749,648
Hitachi High-Technologies Corp.	15,800	1,125,300
Hitachi Metals, Ltd.	57,400	851,955
Hitachi, Ltd.	236,800	10,079,934
Honda Motor Co., Ltd.	404,000	11,520,552
Hoshizaki Corp.	14,400	1,290,600
Hoya Corp.	94,900	9,125,420
Hulic Co., Ltd.	68,000	823,446
Idemitsu Kosan Co., Ltd.	48,540	1,353,358
IHI Corp.	34,800	824,248
Iida Group Holdings Co., Ltd.	35,900	633,928
Inpex Corp.	262,100	2,740,986
Isetan Mitsukoshi Holdings, Ltd.	80,300	727,078
Isuzu Motors, Ltd.	128,900	1,540,751
ITOCHU Corp.	334,200	7,794,156
Itochu Techno-Solutions Corp.	22,200	628,157
J Front Retailing Co., Ltd.	52,200	734,907
Japan Airlines Co., Ltd.	28,300	884,611
Japan Airport Terminal Co., Ltd.	12,400	694,879
Japan Exchange Group, Inc.	128,900	2,289,183
Security Description	Shares	Value
Japan Post Bank Co., Ltd.	90,900	$ 878,261
Japan Post Holdings Co., Ltd.	389,800	3,680,099
Japan Post Insurance Co., Ltd.	55,100	944,064
Japan Prime Realty Investment Corp. REIT	191	837,465
Japan Real Estate Investment Corp. REIT	325	2,153,209
Japan Retail Fund Investment Corp. REIT	633	1,358,904
Japan Tobacco, Inc. (a)	297,900	6,667,971
JFE Holdings, Inc.	114,700	1,489,227
JGC Holdings Corp.	49,900	805,839
JSR Corp.	42,300	783,139
JTEKT Corp.	49,700	594,982
JXTG Holdings, Inc.	811,800	3,719,303
Kajima Corp.	116,200	1,558,957
Kakaku.com, Inc.	33,100	850,686
Kamigumi Co., Ltd.	24,000	529,800
Kansai Electric Power Co., Inc.	180,800	2,103,718
Kansai Paint Co., Ltd.	47,600	1,172,535
Kao Corp.	119,000	9,882,448
Kawasaki Heavy Industries, Ltd.	33,000	731,208
KDDI Corp.	435,500	13,035,947
Keihan Holdings Co., Ltd.	23,800	1,160,709
Keikyu Corp.	55,000	1,067,863
Keio Corp.	26,300	1,599,660
Keisei Electric Railway Co., Ltd.	33,100	1,291,410
Keyence Corp.	45,000	15,937,888
Kikkoman Corp.	37,100	1,833,237
Kintetsu Group Holdings Co., Ltd.	44,000	2,396,871
Kirin Holdings Co., Ltd.	199,800	4,394,037
Kobayashi Pharmaceutical Co., Ltd.	13,300	1,134,493
Koito Manufacturing Co., Ltd.	27,200	1,276,467
Komatsu, Ltd.	230,000	5,591,534
Konami Holdings Corp.	23,100	953,333
Konica Minolta, Inc.	111,800	733,503
Kose Corp.	8,700	1,280,883
Kubota Corp.	265,300	4,213,552
Kuraray Co., Ltd.	75,800	928,363
Kurita Water Industries, Ltd.	23,800	712,850
Kyocera Corp.	77,800	5,354,902
Kyowa Kirin Co., Ltd.	59,900	1,418,198
Kyushu Electric Power Co., Inc.	101,200	880,000
Kyushu Railway Co.	42,600	1,430,780
Lawson, Inc.	12,000	683,506
LINE Corp. (b)	16,600	817,207
Lion Corp.	51,200	1,001,150
LIXIL Group Corp.	68,900	1,197,627
M3, Inc.	110,600	3,363,543
Makita Corp.	57,800	2,026,391
Marubeni Corp.	375,300	2,799,339
Marui Group Co., Ltd.	48,700	1,195,598
Maruichi Steel Tube, Ltd.	16,600	470,467
Mazda Motor Corp.	149,000	1,286,055

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
McDonald's Holdings Co. Japan, Ltd.	16,000	$ 771,475
Mebuki Financial Group, Inc.	259,300	668,084
Medipal Holdings Corp.	46,300	1,028,037
MEIJI Holdings Co., Ltd.	27,500	1,867,495
Mercari, Inc. (b)	17,200	353,734
MINEBEA MITSUMI, Inc.	90,300	1,892,000
MISUMI Group, Inc.	67,100	1,680,664
Mitsubishi Chemical Holdings Corp.	322,600	2,426,736
Mitsubishi Corp.	337,300	9,000,874
Mitsubishi Electric Corp.	453,600	6,254,609
Mitsubishi Estate Co., Ltd.	294,300	5,658,522
Mitsubishi Gas Chemical Co., Inc.	35,900	552,994
Mitsubishi Heavy Industries, Ltd.	77,300	3,021,582
Mitsubishi Materials Corp.	28,100	769,760
Mitsubishi Motors Corp.	149,700	630,896
Mitsubishi Tanabe Pharma Corp.	61,500	1,136,342
Mitsubishi UFJ Financial Group, Inc.	3,027,400	16,524,994
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	746,440
Mitsui & Co., Ltd.	406,900	7,286,196
Mitsui Chemicals, Inc.	42,100	1,038,215
Mitsui Fudosan Co., Ltd.	222,100	5,460,789
Mitsui OSK Lines, Ltd.	27,400	762,687
Mizuho Financial Group, Inc.	6,017,300	9,318,717
MonotaRO Co., Ltd.	28,200	758,487
MS&AD Insurance Group Holdings, Inc.	114,200	3,794,582
Murata Manufacturing Co., Ltd.	142,900	8,870,517
Nabtesco Corp. (a)	31,100	934,359
Nagoya Railroad Co., Ltd.	44,300	1,381,891
NEC Corp.	60,700	2,524,628
Nexon Co., Ltd. (b)	121,400	1,619,784
NGK Insulators, Ltd.	65,800	1,152,824
NGK Spark Plug Co., Ltd.	36,100	708,879
NH Foods, Ltd.	21,000	871,498
Nidec Corp.	54,600	7,538,744
Nikon Corp.	75,900	938,667
Nintendo Co., Ltd.	27,600	11,166,984
Nippon Building Fund, Inc. REIT	324	2,370,186
Nippon Express Co., Ltd.	19,100	1,128,337
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,873,513
Nippon Prologis REIT, Inc.	499	1,269,138
Nippon Shinyaku Co., Ltd.	11,200	975,974
Nippon Steel Corp.	205,500	3,127,647
Nippon Telegraph & Telephone Corp.	316,000	8,016,674
Nippon Yusen KK	36,900	672,638
Nissan Chemical Corp.	33,100	1,399,535
Nissan Motor Co., Ltd.	585,900	3,429,409
Nisshin Seifun Group, Inc.	46,800	820,803
Security Description	Shares	Value
Nissin Foods Holdings Co., Ltd.	14,700	$ 1,098,357
Nitori Holdings Co., Ltd.	19,900	3,154,152
Nitto Denko Corp.	40,000	2,274,672
Nomura Holdings, Inc.	803,700	4,166,594
Nomura Real Estate Holdings, Inc.	31,100	749,777
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,823,978
Nomura Research Institute, Ltd.	86,600	1,863,085
NSK, Ltd.	92,100	882,228
NTT Data Corp.	149,600	2,019,445
NTT DOCOMO, Inc.	332,900	9,306,190
Obayashi Corp.	166,800	1,867,914
Obic Co., Ltd.	16,800	2,281,739
Odakyu Electric Railway Co., Ltd.	69,000	1,619,683
Oji Holdings Corp.	230,700	1,263,092
Olympus Corp.	284,400	4,420,075
Omron Corp.	48,500	2,865,148
Ono Pharmaceutical Co., Ltd.	98,100	2,258,534
Oracle Corp. Japan	9,900	906,418
Oriental Land Co., Ltd.	49,600	6,791,332
ORIX Corp.	327,500	5,457,580
Orix JREIT, Inc.	642	1,390,040
Osaka Gas Co., Ltd.	96,000	1,847,122
Otsuka Corp.	27,800	1,119,163
Otsuka Holdings Co., Ltd.	94,200	4,232,607
Pan Pacific International Holdings Corp.	106,800	1,779,754
Panasonic Corp.	536,300	5,080,477
Park24 Co., Ltd.	25,300	621,355
PeptiDream, Inc. (b)	23,400	1,205,797
Persol Holdings Co., Ltd.	41,200	777,559
Pigeon Corp. (a)	30,500	1,126,823
Pola Orbis Holdings, Inc.	20,800	500,310
Rakuten, Inc. (a)	205,900	1,771,488
Recruit Holdings Co., Ltd.	336,000	12,673,237
Renesas Electronics Corp. (b)	191,400	1,320,911
Resona Holdings, Inc.	528,500	2,329,436
Ricoh Co., Ltd.	175,200	1,921,678
Rinnai Corp.	7,700	605,797
Rohm Co., Ltd.	22,600	1,825,885
Ryohin Keikaku Co., Ltd.	63,000	1,481,739
Sankyo Co., Ltd.	9,200	306,878
Santen Pharmaceutical Co., Ltd.	91,100	1,748,651
SBI Holdings, Inc.	59,200	1,261,081
Secom Co., Ltd.	51,700	4,651,216
Sega Sammy Holdings, Inc.	45,300	659,856
Seibu Holdings, Inc.	48,100	794,474
Seiko Epson Corp.	74,900	1,140,644
Sekisui Chemical Co., Ltd.	94,900	1,662,660
Sekisui House, Ltd.	155,600	3,341,087
Seven & i Holdings Co., Ltd.	186,900	6,884,386
Seven Bank, Ltd.	126,400	416,390
SG Holdings Co., Ltd.	36,900	835,279
Sharp Corp. (a)	55,600	862,075

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Shimadzu Corp.	57,500	$ 1,820,106
Shimamura Co., Ltd.	5,100	390,449
Shimano, Inc.	17,800	2,910,568
Shimizu Corp.	150,400	1,544,480
Shin-Etsu Chemical Co., Ltd.	89,000	9,876,605
Shinsei Bank, Ltd.	42,900	661,215
Shionogi & Co., Ltd.	65,400	4,072,342
Shiseido Co., Ltd.	97,500	6,981,781
Shizuoka Bank, Ltd.	100,700	757,972
Showa Denko KK (a)	31,900	850,960
SMC Corp.	14,200	6,571,134
Softbank Corp.	410,200	5,508,966
SoftBank Group Corp.	389,200	17,032,760
Sohgo Security Services Co., Ltd.	19,700	1,073,145
Sompo Holdings, Inc.	81,300	3,216,839
Sony Corp.	312,500	21,281,919
Sony Financial Holdings, Inc.	41,600	1,005,979
Square Enix Holdings Co., Ltd.	22,500	1,124,224
Stanley Electric Co., Ltd.	33,600	983,188
Subaru Corp.	154,100	3,847,714
SUMCO Corp. (a)	64,500	1,083,754
Sumitomo Chemical Co., Ltd.	364,100	1,668,478
Sumitomo Corp.	296,900	4,436,767
Sumitomo Dainippon Pharma Co., Ltd.	37,000	725,190
Sumitomo Electric Industries, Ltd.	192,400	2,924,728
Sumitomo Heavy Industries, Ltd.	26,400	760,359
Sumitomo Metal Mining Co., Ltd.	59,600	1,943,615
Sumitomo Mitsui Financial Group, Inc.	329,100	12,228,257
Sumitomo Mitsui Trust Holdings, Inc.	82,900	3,308,372
Sumitomo Realty & Development Co., Ltd.	81,900	2,872,812
Sumitomo Rubber Industries, Ltd. (a)	36,000	442,899
Sundrug Co., Ltd.	16,700	607,762
Suntory Beverage & Food, Ltd.	35,700	1,493,043
Suzuken Co., Ltd.	17,400	714,893
Suzuki Motor Corp.	92,700	3,895,660
Sysmex Corp.	40,500	2,776,025
T&D Holdings, Inc.	141,700	1,818,923
Taiheiyo Cement Corp.	29,800	881,592
Taisei Corp.	49,900	2,086,915
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	604,472
Taiyo Nippon Sanso Corp.	34,900	779,730
Takeda Pharmaceutical Co., Ltd.	367,517	14,649,953
TDK Corp.	32,400	3,693,913
Teijin, Ltd.	40,800	767,757
Terumo Corp.	159,400	5,698,357
THK Co., Ltd.	33,400	912,180
Tobu Railway Co., Ltd.	49,200	1,790,531
Security Description	Shares	Value
Toho Co., Ltd.	29,700	$ 1,242,112
Toho Gas Co., Ltd.	17,900	734,612
Tohoku Electric Power Co., Inc.	100,500	1,000,607
Tokio Marine Holdings, Inc.	159,500	8,980,727
Tokyo Century Corp.	9,800	527,536
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,611,026
Tokyo Electron, Ltd.	39,000	8,585,921
Tokyo Gas Co., Ltd.	96,900	2,364,208
Tokyu Corp.	127,500	2,368,737
Tokyu Fudosan Holdings Corp.	158,700	1,102,540
Toppan Printing Co., Ltd.	72,500	1,508,374
Toray Industries, Inc.	352,600	2,404,526
Toshiba Corp.	128,400	4,377,474
Tosoh Corp.	70,500	1,099,586
TOTO, Ltd.	33,300	1,421,781
Toyo Seikan Group Holdings, Ltd.	37,200	646,957
Toyo Suisan Kaisha, Ltd.	23,100	984,155
Toyoda Gosei Co., Ltd.	16,800	424,348
Toyota Industries Corp.	37,800	2,201,739
Toyota Motor Corp.	564,700	40,083,697
Toyota Tsusho Corp.	55,400	1,967,739
Trend Micro, Inc.	31,700	1,633,494
Tsuruha Holdings, Inc.	9,800	1,264,283
Unicharm Corp.	100,400	3,418,265
United Urban Investment Corp. REIT	684	1,281,458
USS Co., Ltd.	53,400	1,015,177
Welcia Holdings Co., Ltd.	10,600	677,893
West Japan Railway Co.	39,100	3,396,762
Yakult Honsha Co., Ltd.	28,300	1,570,269
Yamada Denki Co., Ltd.	150,400	799,919
Yamaha Corp.	35,700	1,997,295
Yamaha Motor Co., Ltd. (a)	65,300	1,323,726
Yamato Holdings Co., Ltd.	72,000	1,236,936
Yamazaki Baking Co., Ltd.	30,000	538,026
Yaskawa Electric Corp.	61,800	2,371,346
Yokogawa Electric Corp.	54,700	970,934
Yokohama Rubber Co., Ltd.	29,200	572,581
Z Holdings Corp.	674,400	2,860,809
ZOZO, Inc.	31,900	612,609
		903,094,320
LUXEMBOURG — 0.2%
ArcelorMittal SA	170,046	2,985,691
Eurofins Scientific SE (a)	2,719	1,508,336
Millicom International Cellular SA SDR	18,652	893,841
SES SA	94,603	1,327,398
Tenaris SA	125,773	1,418,860
		8,134,126
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	1,055,633
NETHERLANDS — 4.9%
ABN AMRO Bank NV (d)	108,292	1,971,666

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Adyen NV (a)(b)(d)	2,479	$ 2,034,136
Aegon NV	446,111	2,036,588
Akzo Nobel NV	56,995	5,798,862
Altice Europe NV (b)	165,281	1,066,414
ASML Holding NV	104,855	31,037,407
EXOR NV	26,384	2,045,875
Heineken Holding NV	28,962	2,808,849
Heineken NV	63,788	6,796,462
ING Groep NV	948,553	11,380,051
Koninklijke Ahold Delhaize NV	290,971	7,281,877
Koninklijke DSM NV	44,834	5,842,865
Koninklijke KPN NV	870,982	2,572,268
Koninklijke Philips NV	225,802	11,030,694
Koninklijke Vopak NV	17,144	930,069
NN Group NV	76,003	2,885,297
NXP Semiconductors NV	70,072	8,917,363
Prosus NV (b)	119,543	8,927,458
Randstad NV	28,901	1,766,108
Royal Dutch Shell PLC Class A	1,058,754	31,347,777
Royal Dutch Shell PLC Class B	919,277	27,272,919
Wolters Kluwer NV	68,716	5,015,232
		180,766,237
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	171,718	1,740,060
Auckland International Airport, Ltd.	231,249	1,365,106
Fisher & Paykel Healthcare Corp., Ltd.	147,181	2,204,364
Fletcher Building, Ltd.	197,701	678,899
Mercury NZ, Ltd.	166,846	568,442
Meridian Energy, Ltd.	305,752	1,031,378
Ryman Healthcare, Ltd.	94,456	1,040,625
Spark New Zealand, Ltd.	418,892	1,223,682
		9,852,556
NORWAY — 0.6%
Aker BP ASA	26,570	870,820
DNB ASA	238,601	4,453,082
Equinor ASA	247,660	4,946,267
Gjensidige Forsikring ASA	44,759	938,496
Mowi ASA	111,409	2,893,213
Norsk Hydro ASA	356,213	1,323,136
Orkla ASA	197,667	2,001,122
Schibsted ASA Class B	24,544	703,308
Telenor ASA	174,967	3,135,042
Yara International ASA	41,484	1,724,074
		22,988,560
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	2,825,099
Galp Energia SGPS SA	117,125	1,958,944
Jeronimo Martins SGPS SA	58,599	964,625
		5,748,668
RUSSIA — 0.0% (c)
Evraz PLC	129,609	693,666
Security Description	Shares	Value
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	721,230	$ 1,593,019
CapitaLand Commercial Trust REIT	661,238	978,592
CapitaLand Mall Trust REIT	610,500	1,116,893
CapitaLand, Ltd.	601,400	1,677,202
City Developments, Ltd.	98,700	803,752
ComfortDelGro Corp., Ltd.	544,900	964,461
DBS Group Holdings, Ltd.	439,113	8,451,452
Genting Singapore, Ltd.	1,435,400	982,090
Jardine Cycle & Carriage, Ltd.	24,833	555,887
Keppel Corp., Ltd. (a)	343,700	1,730,449
Mapletree Commercial Trust REIT	493,800	877,687
Oversea-Chinese Banking Corp., Ltd.	803,541	6,561,470
SATS, Ltd.	171,200	644,236
Sembcorp Industries, Ltd.	242,600	413,159
Singapore Airlines, Ltd.	137,500	924,404
Singapore Exchange, Ltd.	191,600	1,262,467
Singapore Press Holdings, Ltd. (a)	397,400	644,281
Singapore Technologies Engineering, Ltd.	369,900	1,083,855
Singapore Telecommunications, Ltd.	1,996,300	5,003,184
Suntec Real Estate Investment Trust	529,400	724,423
United Overseas Bank, Ltd.	314,690	6,180,763
UOL Group, Ltd.	128,632	795,908
Venture Corp., Ltd.	67,800	816,837
Wilmar International, Ltd.	456,600	1,399,020
		46,185,491
SOUTH AFRICA — 0.2%
Anglo American PLC	258,633	7,445,225
SPAIN — 2.8%
ACS Actividades de Construccion y Servicios SA	65,903	2,637,247
Aena SME SA (d)	16,089	3,079,212
Amadeus IT Group SA	107,322	8,770,135
Banco Bilbao Vizcaya Argentaria SA	1,633,890	9,139,025
Banco de Sabadell SA	1,406,161	1,641,552
Banco Santander SA	4,070,560	17,043,122
Bankia SA	304,766	650,845
Bankinter SA	160,926	1,179,936
CaixaBank SA	899,730	2,825,830
Cellnex Telecom SA (d)	63,782	2,747,110
Enagas SA	53,610	1,368,430
Endesa SA	80,722	2,155,622
Ferrovial SA	116,975	3,541,279
Grifols SA	75,632	2,668,309
Iberdrola SA	1,463,754	15,083,320
Industria de Diseno Textil SA	266,701	9,415,241
Mapfre SA	271,207	718,454

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
Naturgy Energy Group SA	76,473	$ 1,922,836
Red Electrica Corp. SA	102,890	2,070,229
Repsol SA	353,399	5,525,894
Siemens Gamesa Renewable Energy SA	65,112	1,142,734
Telefonica SA	1,144,700	8,001,229
		103,327,591
SWEDEN — 2.5%
Alfa Laval AB	77,504	1,953,114
Assa Abloy AB Class B	249,451	5,835,859
Atlas Copco AB Class A	165,448	6,603,038
Atlas Copco AB Class B	98,686	3,428,321
Boliden AB	71,106	1,887,592
Electrolux AB Class B	56,183	1,379,810
Epiroc AB Class A	170,887	2,087,472
Epiroc AB Class B	96,382	1,143,378
Essity AB Class B	152,264	4,908,987
Hennes & Mauritz AB Class B (a)	196,431	3,997,006
Hexagon AB Class B	64,581	3,621,925
Husqvarna AB Class B	101,271	811,592
ICA Gruppen AB	22,934	1,071,113
Industrivarden AB Class C	45,559	1,099,426
Investor AB Class B	113,315	6,188,048
Kinnevik AB Class B	58,818	1,438,869
L E Lundbergforetagen AB Class B	17,802	781,603
Lundin Petroleum AB	44,572	1,515,564
Sandvik AB	279,400	5,451,569
Securitas AB Class B	77,801	1,341,834
Skandinaviska Enskilda Banken AB Class A	412,398	3,880,336
Skanska AB Class B	86,703	1,960,787
SKF AB Class B	98,908	2,001,183
Svenska Handelsbanken AB Class A	378,214	4,076,657
Swedbank AB Class A	230,549	3,434,450
Swedish Match AB	40,921	2,110,517
Tele2 AB Class B	126,668	1,838,239
Telefonaktiebolaget LM Ericsson Class B	751,228	6,545,223
Telia Co. AB	662,446	2,848,340
Volvo AB Class B	371,648	6,229,170
		91,471,022
SWITZERLAND — 9.6%
ABB, Ltd.	449,711	10,853,251
Adecco Group AG	38,308	2,421,868
Alcon, Inc. (b)	101,883	5,765,672
Baloise Holding AG	12,003	2,169,180
Barry Callebaut AG	795	1,755,264
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,172,975
Chocoladefabriken Lindt & Spruengli AG (e)	24	2,119,068
Cie Financiere Richemont SA	130,115	10,220,010
Security Description	Shares	Value
Clariant AG	50,343	$ 1,122,950
Coca-Cola HBC AG	49,968	1,697,905
Credit Suisse Group AG	624,676	8,453,946
Dufry AG	11,203	1,110,871
EMS-Chemie Holding AG	2,053	1,349,444
Geberit AG	9,193	5,156,852
Givaudan SA	2,264	7,086,471
Glencore PLC (b)	2,681,656	8,360,869
Julius Baer Group, Ltd.	56,284	2,902,112
Kuehne + Nagel International AG	13,905	2,343,467
LafargeHolcim, Ltd.	123,568	6,852,483
Lonza Group AG	18,360	6,696,703
Nestle SA	734,852	79,514,424
Novartis AG	530,881	50,382,572
Pargesa Holding SA	10,136	842,093
Partners Group Holding AG (a)	4,719	4,324,511
Roche Holding AG	173,585	56,287,179
Schindler Holding AG (e)	10,269	2,610,862
Schindler Holding AG (e)	4,729	1,158,382
SGS SA	1,353	3,704,036
Sika AG	31,467	5,909,303
Sonova Holding AG	14,086	3,222,026
STMicroelectronics NV	167,089	4,495,749
Straumann Holding AG	2,651	2,601,859
Swatch Group AG (e)	7,069	1,971,013
Swatch Group AG (e)	13,237	699,202
Swiss Life Holding AG	8,610	4,319,449
Swiss Prime Site AG (b)	19,666	2,272,552
Swiss Re AG	74,493	8,362,048
Swisscom AG (a)	6,479	3,429,685
Temenos AG	16,698	2,641,745
UBS Group AG (b)	960,365	12,124,193
Vifor Pharma AG	11,253	2,052,814
Zurich Insurance Group AG	37,413	15,342,286
		358,879,344
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	25,744	602,624
UNITED KINGDOM — 14.6%
3i Group PLC	245,281	3,567,799
Admiral Group PLC	46,985	1,437,200
Ashtead Group PLC	112,013	3,582,118
Associated British Foods PLC	89,799	3,090,614
AstraZeneca PLC	324,592	32,710,365
Auto Trader Group PLC (d)	220,684	1,738,321
AVEVA Group PLC	15,823	975,969
Aviva PLC	982,380	5,448,998
BAE Systems PLC	800,951	5,992,869
Barclays PLC	4,301,409	10,236,417
Barratt Developments PLC	262,383	2,595,122
Berkeley Group Holdings PLC	29,018	1,867,878
BP PLC	5,040,423	31,490,166
British American Tobacco PLC	568,306	24,328,793

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
British Land Co. PLC REIT	214,286	$ 1,813,397
BT Group PLC	2,080,300	5,303,413
Bunzl PLC	86,604	2,369,148
Burberry Group PLC	103,377	3,019,720
Centrica PLC	1,387,500	1,641,416
CNH Industrial NV	248,353	2,729,218
Coca-Cola European Partners PLC (e)	24,400	1,241,472
Coca-Cola European Partners PLC (e)	35,366	1,772,530
Compass Group PLC	395,527	9,903,121
Croda International PLC	33,122	2,246,574
DCC PLC	23,850	2,067,597
Diageo PLC	583,335	24,732,615
Direct Line Insurance Group PLC	364,371	1,508,440
easyJet PLC	44,752	844,518
Experian PLC	227,875	7,703,916
Fiat Chrysler Automobiles NV	265,398	3,930,613
G4S PLC	393,013	1,135,005
GlaxoSmithKline PLC	1,234,785	29,100,567
GVC Holdings PLC	139,499	1,634,014
Halma PLC	92,053	2,580,404
Hargreaves Lansdown PLC	72,826	1,866,816
HSBC Holdings PLC	4,992,712	39,148,851
Imperial Brands PLC	234,196	5,798,597
Informa PLC	317,729	3,607,214
InterContinental Hotels Group PLC	44,129	3,044,593
Intertek Group PLC	41,291	3,201,061
ITV PLC	948,250	1,896,854
J Sainsbury PLC	440,863	1,342,693
JD Sports Fashion PLC	107,276	1,190,062
Johnson Matthey PLC	49,525	1,965,624
Kingfisher PLC	559,595	1,608,673
Land Securities Group PLC REIT	172,937	2,268,074
Legal & General Group PLC	1,470,731	5,903,506
Lloyds Banking Group PLC	17,329,309	14,348,134
London Stock Exchange Group PLC	78,017	8,009,863
M&G PLC (b)	631,607	1,984,704
Marks & Spencer Group PLC	463,710	1,311,531
Meggitt PLC	202,959	1,765,939
Melrose Industries PLC	1,227,736	3,905,092
Micro Focus International PLC ADR (a)	43,670	612,690
Micro Focus International PLC	38,878	547,896
Mondi PLC	124,129	2,914,699
National Grid PLC	863,686	10,804,385
Next PLC	32,521	3,023,510
Ocado Group PLC (b)	111,452	1,888,394
Pearson PLC	204,658	1,727,040
Persimmon PLC	81,441	2,907,609
Prudential PLC	644,516	12,371,896
Reckitt Benckiser Group PLC	172,058	13,970,072
RELX PLC (e)	299,801	7,567,914
Security Description	Shares	Value
RELX PLC (e)	176,822	$ 4,457,919
Rentokil Initial PLC	447,973	2,688,340
Rio Tinto PLC	279,602	16,679,245
Rio Tinto, Ltd.	92,764	6,546,930
Rolls-Royce Holdings PLC	423,929	3,836,853
Royal Bank of Scotland Group PLC	1,206,151	3,839,632
RSA Insurance Group PLC	251,345	1,883,275
Sage Group PLC	279,344	2,771,758
Schroders PLC	29,656	1,309,822
Segro PLC REIT	278,813	3,313,878
Severn Trent PLC	61,952	2,064,085
Smith & Nephew PLC	214,689	5,211,802
Smiths Group PLC	102,649	2,294,056
Spirax-Sarco Engineering PLC	17,903	2,108,442
SSE PLC	255,917	4,876,892
St James's Place PLC	127,093	1,960,628
Standard Chartered PLC	687,994	6,492,960
Standard Life Aberdeen PLC	598,144	2,599,837
Taylor Wimpey PLC	844,503	2,163,674
Tesco PLC	2,396,332	8,101,433
Unilever NV	356,376	20,493,633
Unilever PLC	273,041	15,736,248
United Utilities Group PLC	166,753	2,084,029
Vodafone Group PLC	6,608,161	12,847,614
Weir Group PLC	64,978	1,299,372
Whitbread PLC	32,301	2,073,641
Wm Morrison Supermarkets PLC	586,128	1,551,394
WPP PLC	312,089	4,409,339
		544,541,044
UNITED STATES — 0.2%
Carnival PLC	39,049	1,885,048
Ferguson PLC	57,571	5,224,305
QIAGEN NV (b)	58,454	1,998,620
		9,107,973
TOTAL COMMON STOCKS (Cost $3,187,053,700)		3,679,704,743

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA, (expiring 1/21/20) (b) (Cost: $166,886)	353,399	167,800
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	18,248,665	18,250,489

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	18,362,622	$ 18,362,622
TOTAL SHORT-TERM INVESTMENTS (Cost $36,612,503)		36,613,111
TOTAL INVESTMENTS — 99.7% (Cost $3,223,833,089)		3,716,485,654
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		9,920,429
NET ASSETS — 100.0%		$ 3,726,406,083
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	438	03/20/2020	$43,467,462	$44,599,350	$1,131,888
During the fiscal year ended December 31, 2019, average notional value related to futures contracts was $42,377,013 or 1% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,679,704,743	$—	$—	$3,679,704,743
Rights	167,800	—	—	167,800
Short-Term Investments	36,613,111	—	—	36,613,111
TOTAL INVESTMENTS	$3,716,485,654	$—	$—	$3,716,485,654
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	1,131,888	—	—	1,131,888
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,131,888	$—	$—	$ 1,131,888
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,717,617,542	$—	$—	$3,717,617,542
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$186,252,357	$168,001,339	$(1,137)	$608	18,248,665	$18,250,489	$165,811
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	764,185,446	774,493,874	—	—	18,362,622	18,362,622	663,068
Total		$28,671,050	$950,437,803	$942,495,213	$(1,137)	$608		$36,613,111	$828,879
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in unaffiliated issuers, at value*	$3,679,872,543
Investments in affiliated issuers, at value	36,613,111
Total Investments	3,716,485,654
Foreign currency, at value	14,751,616
Net cash at broker	1,061,254
Cash	1
Receivable from broker — accumulated variation margin on open futures contracts	1,133,150
Receivable for investments sold	25,834
Dividends receivable — unaffiliated issuers	3,293,909
Dividends receivable — affiliated issuers	31,687
Securities lending income receivable — unaffiliated issuers	16,647
Securities lending income receivable — affiliated issuers	12,365
Receivable for foreign taxes recoverable	8,418,628
Prepaid expenses and other assets	8,574
TOTAL ASSETS	3,745,239,319
LIABILITIES
Payable upon return of securities loaned	18,362,622
Advisory fee payable	391,269
Custodian fees payable	36,201
Trustees’ fees and expenses payable	694
Professional fees payable	34,888
Printing and postage fees payable	7,162
Accrued expenses and other liabilities	400
TOTAL LIABILITIES	18,833,236
NET ASSETS	$3,726,406,083
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,187,220,586
Investments in affiliated issuers	36,612,503
Total cost of investments	$3,223,833,089
Foreign currency, at cost	$ 14,577,680
* Includes investments in securities on loan, at value	$ 55,686,987
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 505,493
Dividend income — unaffiliated issuers	116,574,535
Dividend income — affiliated issuers	165,811
Unaffiliated securities lending income	184,726
Affiliated securities lending income	663,068
Foreign taxes withheld	(9,254,824)
TOTAL INVESTMENT INCOME (LOSS)	108,838,809
EXPENSES
Advisory fee	4,024,761
Administration and custody fees	413,414
Trustees’ fees and expenses	79,020
Professional fees and expenses	209,431
Printing and postage fees	21,319
Insurance expense	17,158
Miscellaneous expenses	26,648
TOTAL EXPENSES	4,791,751
NET INVESTMENT INCOME (LOSS)	$104,047,058
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,463,337)
Investments — affiliated issuers	(1,137)
Foreign currency transactions	95,501
Futures contracts	5,964,157
Net realized gain (loss)	(14,404,816)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	556,622,587
Investments — affiliated issuers	608
Foreign currency translations	197,073
Futures contracts	2,242,585
Net change in unrealized appreciation/depreciation	559,062,853
NET REALIZED AND UNREALIZED GAIN (LOSS)	544,658,037
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$648,705,095
See accompanying notes to financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/19	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 104,047,058	$ 88,501,943
Net realized gain (loss)	(14,404,816)	(25,894,912)
Net change in unrealized appreciation/depreciation	559,062,853	(497,102,616)
Net increase (decrease) in net assets resulting from operations	648,705,095	(434,495,585)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	566,042,704	960,880,616
Withdrawals	(297,852,001)	(572,543,741)
Net increase (decrease) in net assets from capital transactions	268,190,703	388,336,875
Net increase (decrease) in net assets during the period	916,895,798	(46,158,710)
Net assets at beginning of period	2,809,510,285	2,855,668,995
NET ASSETS AT END OF PERIOD	$3,726,406,083	$2,809,510,285
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 04/29/16* - 12/31/16
Total return (a)	22.11%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,726,406	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.14%	0.15%(b)
Net investment income (loss)	3.17%	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	3%	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2019

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of six (6) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,133,150	$—	$1,133,150
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$5,964,157	$—	$5,964,157
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,242,585	$—	$2,242,585
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$507,602,292	$96,802,492
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,285,979,549	$668,163,421	$236,525,428	$431,637,993
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 55,686,987	$ 18,362,622	$ 40,093,709	$ 58,456,331
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$18,362,622	$—	$—	$—	$18,362,622	$18,362,622
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2019.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019

10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period from April 29, 2016 (commencement of operations) through December 31, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 27, 2020
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,069.10	$0.78	$1,024.40	$0.77
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
28

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.
During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	67	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	General Partner, NGN Capital LLC (2006 – present); and Managing Director, Vice President of Walden Capital Management (1996 – present).	67	Trustee of Neuroscience Research Institute (1986 – present); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019); and Trustee of Gregorian University Foundation (1992 – 2007).
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co- Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	67	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co- Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co- Chairperson of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	67	None.
30

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co- Chairperson of the Valuation Committee, Co- Chairperson of the Nominating Committee and Co -Chairperson of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	49	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	67	None.
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co- Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	67	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 – 2019).
Interested Trustees(1)
James E. Ross(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07 Elected: 12/18	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	187	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
Ellen M. Needham(3) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected 12/18	President and Director, SSGA FM (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	67	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Trusts (“Interested Trustees”).
(2) Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.
(3) Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
* Served in various capacities and/or with various affiliated entities during noted time period.

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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present) *; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
32

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

33

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $154,182 and $187,052, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $42,218 and $45,420, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $35,152,927 and $36,297,003, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg

Treasurer (Principal Financial and Accounting Officer)

Date: March 6, 2020